March 31, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• Total International ex U.S. Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.2%
ANZ Group Holdings Ltd.	205,100	$ 3,755,190
APA Group(a)(b)	76,671	379,811
Aristocrat Leisure Ltd.	40,025	1,618,736
ASX Ltd.	15,181	622,174
BHP Group Ltd., Class DI	348,092	8,445,804
BlueScope Steel Ltd.	28,378	380,093
Brambles Ltd.	96,208	1,215,417
CAR Group Ltd.	24,727	492,824
Cochlear Ltd.	4,358	718,237
Coles Group Ltd.	93,061	1,139,136
Commonwealth Bank of Australia	116,209	11,050,759
Computershare Ltd.	37,235	917,806
Fortescue Ltd	121,863	1,179,515
Glencore PLC	730,624	2,674,176
Goodman Group	139,582	2,505,026
GPT Group	129,031	353,907
Insurance Australia Group Ltd.	176,361	857,915
Lottery Corp. Ltd.	155,513	465,296
Macquarie Group Ltd.	25,097	3,123,236
Medibank Pvt Ltd.	179,228	500,914
National Australia Bank Ltd.	215,549	4,636,175
Northern Star Resources Ltd.	86,088	993,901
Origin Energy Ltd.	129,582	857,491
Pro Medicus Ltd.(c)	4,024	509,340
Qantas Airways Ltd.	53,113	302,805
QBE Insurance Group Ltd.	107,295	1,482,512
REA Group Ltd.	4,367	605,897
Reece Ltd.	18,949	188,014
Rio Tinto Ltd.	22,324	1,619,825
Rio Tinto PLC	80,992	4,860,344
Santos Ltd.	222,708	933,245
Scentre Group	405,158	857,231
SGH Ltd.	14,861	466,499
Sonic Healthcare Ltd.	30,007	487,220
South32 Ltd.	337,592	680,092
Stockland	205,293	633,443
Suncorp Group Ltd.	81,185	983,286
Telstra Group Ltd.	301,359	796,126
Transurban Group(a)(b)	209,683	1,766,093
Treasury Wine Estates Ltd.	53,683	329,143
Vicinity Ltd.	257,934	357,159
Washington H Soul Pattinson & Co. Ltd.	19,317	420,884
Wesfarmers Ltd.	78,048	3,538,224
Westpac Banking Corp.	236,567	4,714,177
WiseTech Global Ltd.	13,307	686,216
Woodside Energy Group Ltd.	139,624	2,028,447
Woolworths Group Ltd.	86,497	1,606,018
		79,735,779
Austria — 0.1%
Erste Group Bank AG	21,829	1,509,935
Mondi PLC	35,244	525,742
OMV AG	8,796	452,962
Verbund AG	4,162	294,549
		2,783,188
Belgium — 0.5%
Ageas SA/NV	11,973	717,701
Anheuser-Busch InBev SA	62,576	3,847,261
D’ieteren Group	1,192	205,335
Groupe Bruxelles Lambert NV	6,898	514,719
Security	Shares	Value
Belgium (continued)
KBC Group NV	15,786	$ 1,438,792
Lotus Bakeries NV	27	240,031
Sofina SA	925	236,892
Syensqo SA	4,268	291,259
UCB SA	8,715	1,534,403
		9,026,393
Brazil — 1.1%
Ambev SA	327,253	774,197
B3 SA - Brasil Bolsa Balcao	376,554	801,087
Banco Bradesco SA	98,456	195,827
Banco BTG Pactual SA	88,794	524,382
Banco do Brasil SA	126,630	625,555
BB Seguridade Participacoes SA	53,016	374,409
BRF SA	56,931	196,340
Caixa Seguridade Participacoes S/A	5,221	13,642
CCR SA	52,851	107,805
Centrais Eletricas Brasileiras SA	92,400	660,480
Cia de Saneamento Basico do Estado de Sao Paulo	32,567	582,119
CPFL Energia SA	19,091	126,126
Embraer SA(d)	49,300	568,037
Energisa SA	23,622	165,581
Engie Brasil Energia SA	25,356	171,515
Equatorial Energia SA	77,593	435,117
Klabin SA	55,512	181,523
Localiza Rent a Car SA	63,112	371,497
Natura & Co. Holding SA	71,592	125,333
NU Holdings Ltd./Cayman Islands, Class A(d)	213,992	2,191,278
Petroleo Brasileiro SA	252,013	1,802,727
PRIO SA/Brazil(d)	59,039	411,771
Raia Drogasil SA	86,360	288,298
Rede D’Or Sao Luiz SA(e)	40,523	200,256
Rumo SA	94,600	268,891
Suzano SA	56,599	525,081
Telefonica Brasil SA	36,056	314,849
TIM SA/Brazil	41,040	129,453
TOTVS SA	46,780	273,559
Ultrapar Participacoes SA	45,628	136,809
Vale SA	245,920	2,443,492
Vibra Energia SA	77,463	241,357
WEG SA	120,379	955,193
Wheaton Precious Metals Corp.	32,629	2,532,004
XP, Inc., Class A	21,349	293,549
Yara International ASA	11,135	335,893
		20,345,032
Canada — 7.6%
Agnico Eagle Mines Ltd.	34,169	3,701,948
Air Canada(d)	13,677	134,674
Alimentation Couche-Tard, Inc.	53,571	2,641,975
AltaGas Ltd.	16,709	458,291
ARC Resources Ltd.	38,010	764,136
Bank of Montreal	51,761	4,942,842
Bank of Nova Scotia(c)	89,921	4,263,445
Barrick Gold Corp.	112,602	2,186,234
BCE, Inc.(c)	4,874	111,871
Brookfield Asset Management Ltd., Class A	25,782	1,248,028
Brookfield Corp., Class A	95,881	5,017,753
Brookfield Renewable Corp.	7,825	218,429
CAE, Inc.(d)	23,225	571,002
Cameco Corp.	29,694	1,222,385
Canadian Imperial Bank of Commerce(c)	64,965	3,654,436
Canadian National Railway Co.	36,542	3,556,055

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Natural Resources Ltd.	150,366	$ 4,626,807
Canadian Pacific Kansas City Ltd.	66,561	4,671,134
Canadian Tire Corp. Ltd., Class A(c)	3,131	325,143
Canadian Utilities Ltd., Class A	7,661	196,975
CCL Industries, Inc., Class B	11,840	578,322
Celestica, Inc.(c)(d)	8,501	670,605
Cenovus Energy, Inc.(c)	98,188	1,364,622
CGI, Inc.	14,733	1,470,792
Constellation Software, Inc./Canada	1,424	4,509,708
Descartes Systems Group, Inc.(d)	5,669	570,702
Dollarama, Inc.	19,542	2,089,658
Element Fleet Management Corp.	34,079	677,530
Emera, Inc.	20,688	871,338
Empire Co. Ltd., Class A	13,709	459,650
Enbridge, Inc.	152,336	6,742,142
Fairfax Financial Holdings Ltd.	1,464	2,115,900
FirstService Corp.	2,799	464,124
Fortis, Inc./Canada	34,671	1,579,295
Franco-Nevada Corp.	12,568	1,976,662
George Weston Ltd.	3,891	663,340
Gildan Activewear, Inc.	9,428	416,809
Great-West Lifeco, Inc.	18,393	720,612
Hydro One Ltd.(e)	22,519	757,232
iA Financial Corp., Inc.	7,242	687,740
IGM Financial, Inc.	6,288	193,396
Imperial Oil Ltd.	12,970	936,890
Intact Financial Corp.	12,188	2,490,111
Ivanhoe Mines Ltd., Class A(d)	44,995	382,085
Keyera Corp.(c)	14,274	443,679
Kinross Gold Corp.	89,851	1,131,996
Loblaw Cos. Ltd.	10,632	1,489,906
Magna International, Inc.	19,911	676,729
Manulife Financial Corp.	119,728	3,730,658
Metro, Inc.	16,698	1,161,161
National Bank of Canada(c)	25,724	2,123,095
Nutrien Ltd.(c)	35,051	1,739,580
Onex Corp.	4,171	279,149
Open Text Corp.	20,676	521,839
Pan American Silver Corp.(c)	24,338	628,639
Pembina Pipeline Corp.	39,051	1,561,986
Power Corp. of Canada(c)	40,308	1,425,156
Quebecor, Inc., Class B(c)	9,595	242,100
RB Global, Inc.(c)	12,950	1,299,724
Restaurant Brands International, Inc.	21,069	1,404,502
Rogers Communications, Inc., Class B	25,085	669,898
Royal Bank of Canada	97,471	10,979,500
Saputo, Inc.	16,184	279,246
Shopify, Inc., Class A(d)	84,824	8,069,494
Stantec, Inc.	7,410	614,200
Sun Life Financial, Inc.	38,798	2,220,495
Suncor Energy, Inc.	87,757	3,397,950
TC Energy Corp.(c)	76,314	3,603,974
Teck Resources Ltd., Class B(d)	30,736	1,119,614
TELUS Corp.	28,669	411,194
TFI International, Inc.	5,665	438,619
Thomson Reuters Corp.	10,463	1,805,550
TMX Group Ltd.	19,820	723,632
Toromont Industries Ltd.	5,474	428,433
Toronto-Dominion Bank	121,029	7,252,236
Tourmaline Oil Corp.(c)	26,332	1,269,894
Security	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd.	3,452	$ 265,140
WSP Global, Inc.	8,924	1,514,423
		142,826,219
Chile — 0.2%
Antofagasta PLC	27,988	609,342
Banco de Chile	3,300,922	436,542
Banco de Credito e Inversiones SA	9,680	357,722
Banco Santander Chile	3,895,661	221,659
Cencosud SA	68,726	209,897
Empresas CMPC SA	65,894	108,257
Empresas Copec SA	41,034	283,041
Enel Americas SA	1,282,819	124,831
Enel Chile SA	1,792,039	117,841
Falabella SA	52,829	220,320
Latam Airlines Group SA	16,297,414	255,273
Lundin Mining Corp.(c)	48,972	396,799
		3,341,524
China — 9.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	30,370
AAC Technologies Holdings, Inc.	48,000	292,857
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	137,501
AECC Aviation Power Co. Ltd., Class A	7,600	37,944
Agricultural Bank of China Ltd., Class A	484,500	345,678
Agricultural Bank of China Ltd., Class H	1,827,000	1,100,268
Aier Eye Hospital Group Co. Ltd., Class A	27,670	50,611
Air China Ltd., Class A(d)	20,298	19,892
Airtac International Group	8,371	212,595
Akeso, Inc.(d)(e)	35,000	344,880
Alibaba Group Holding Ltd.	1,120,452	18,538,962
Alibaba Health Information Technology Ltd.(c)(d)	290,000	176,448
Aluminum Corp. of China Ltd., Class A	100,100	103,107
Aluminum Corp. of China Ltd., Class H	194,000	121,693
Angel Yeast Co. Ltd., Class A	6,000	28,537
Anhui Conch Cement Co. Ltd., Class A	17,700	59,134
Anhui Conch Cement Co. Ltd., Class H	89,500	253,126
Anhui Gujing Distillery Co. Ltd., Class A	1,500	35,135
Anhui Gujing Distillery Co. Ltd., Class B	8,500	133,887
Anhui Jianghuai Automobile Group Corp. Ltd.	36,000	179,270
ANTA Sports Products Ltd.	91,200	1,002,744
Autohome, Inc., ADR(c)	6,568	182,065
AviChina Industry & Technology Co. Ltd., Class H	116,000	58,453
Baidu, Inc., Class A(d)	166,252	1,918,905
Bank of Beijing Co. Ltd., Class A	100,100	83,249
Bank of Chengdu Co. Ltd., Class A	6,800	16,110
Bank of China Ltd., Class A	98,500	75,944
Bank of China Ltd., Class H	4,891,000	2,953,933
Bank of Communications Co. Ltd., Class A	134,200	137,718
Bank of Communications Co. Ltd., Class H	782,700	699,433
Bank of Jiangsu Co. Ltd., Class A	54,240	71,045
Bank of Nanjing Co. Ltd., Class A	57,500	81,797
Bank of Ningbo Co. Ltd., Class A	28,160	100,137
Bank of Shanghai Co. Ltd., Class A	76,510	103,846
Baoshan Iron & Steel Co. Ltd., Class A	75,798	75,058
BeiGene Ltd.(d)	52,069	1,101,313
Beijing Enterprises Holdings Ltd.	67,500	255,575
Beijing Enterprises Water Group Ltd.	232,000	66,972
Beijing Kingsoft Office Software, Inc., Class A	3,403	141,078
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	27,683
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,699	$ 59,105
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	189,294
Bilibili, Inc., Class Z(d)	17,519	335,959
BOC Aviation Ltd.(e)	12,300	96,095
BOC Hong Kong Holdings Ltd.	242,500	981,863
BOE Technology Group Co. Ltd., Class A	158,600	90,635
Bosideng International Holdings Ltd.	234,000	120,065
BYD Co. Ltd., Class A	7,900	409,816
BYD Co. Ltd., Class H	78,500	3,974,967
BYD Electronic International Co. Ltd.	62,500	325,872
C&D International Investment Group Ltd.	63,000	131,701
Cambricon Technologies Corp. Ltd., Class A(d)	1,321	114,115
CGN Power Co. Ltd., Class A	67,400	33,716
CGN Power Co. Ltd., Class H(e)	675,000	211,343
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	29,655
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	37,675
China CITIC Bank Corp. Ltd., Class H	547,000	429,069
China Coal Energy Co. Ltd., Class H	194,000	198,035
China Communications Services Corp. Ltd., Class H	138,000	75,530
China Construction Bank Corp., Class A	164,100	199,435
China Construction Bank Corp., Class H	6,593,000	5,842,483
China CSSC Holdings Ltd., Class A	30,600	128,641
China Energy Engineering Corp. Ltd., Class A	64,000	20,010
China Everbright Bank Co. Ltd., Class A	215,300	112,159
China Everbright Bank Co. Ltd., Class H	103,000	41,983
China Feihe Ltd.(e)	213,000	160,721
China Galaxy Securities Co. Ltd., Class A	57,500	131,287
China Galaxy Securities Co. Ltd., Class H	205,500	206,214
China Gas Holdings Ltd.	181,000	165,042
China Hongqiao Group Ltd.	251,000	519,226
China International Capital Corp. Ltd., Class A	25,600	121,457
China International Capital Corp. Ltd., Class H(e)	80,800	151,923
China Life Insurance Co. Ltd., Class A	34,700	179,617
China Life Insurance Co. Ltd., Class H	474,000	916,234
China Literature Ltd.(d)(e)	21,400	71,303
China Longyuan Power Group Corp. Ltd., Class H	323,000	259,171
China Mengniu Dairy Co. Ltd.	242,000	597,721
China Merchants Bank Co. Ltd., Class A	84,000	500,792
China Merchants Bank Co. Ltd., Class H	274,078	1,624,997
China Merchants Energy Shipping Co. Ltd., Class A	133,700	119,959
China Merchants Port Holdings Co. Ltd.	65,720	113,001
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	41,636
China Minsheng Banking Corp. Ltd., Class A	159,000	85,523
China Minsheng Banking Corp. Ltd., Class H	361,180	162,862
China National Building Material Co. Ltd., Class H	228,000	117,667
China National Nuclear Power Co. Ltd., Class A	127,500	161,766
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	24,043
China Oilfield Services Ltd., Class H	182,000	150,583
China Overseas Land & Investment Ltd.	245,500	439,434
China Pacific Insurance Group Co. Ltd., Class A	27,600	122,281
China Pacific Insurance Group Co. Ltd., Class H	166,000	522,985
China Petroleum & Chemical Corp., Class A	186,500	147,197
China Petroleum & Chemical Corp., Class H	1,700,400	897,136
China Power International Development Ltd.	405,000	152,750
China Railway Group Ltd., Class A	122,200	93,073
China Railway Group Ltd., Class H	230,000	101,748
China Resources Beer Holdings Co. Ltd.	130,000	469,750
China Resources Gas Group Ltd.	98,200	292,959
Security	Shares	Value
China (continued)
China Resources Land Ltd.	207,111	$ 687,030
China Resources Mixc Lifestyle Services Ltd.(e)	55,000	243,251
China Resources Pharmaceutical Group Ltd.(e)	205,000	133,274
China Resources Power Holdings Co. Ltd.	120,000	285,465
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,970	127,326
China Ruyi Holdings Ltd.(d)	596,000	183,239
China Shenhua Energy Co. Ltd., Class A	31,800	167,944
China Shenhua Energy Co. Ltd., Class H	209,500	849,889
China State Construction Engineering Corp. Ltd., Class A	145,500	105,452
China State Construction International Holdings Ltd.	188,000	243,345
China Taiping Insurance Holdings Co. Ltd.	72,672	110,639
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	68,004
China Tower Corp. Ltd.(e)	265,000	356,968
China United Network Communications Ltd., Class A	225,300	172,646
China Vanke Co. Ltd., Class A(d)	62,901	61,047
China Vanke Co. Ltd., Class H(d)	86,200	61,434
China Yangtze Power Co. Ltd., Class A	103,000	394,262
China Zheshang Bank Co. Ltd., Class A	257,920	104,505
Chongqing Changan Automobile Co. Ltd., Class A	55,510	99,945
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	88,492
Chow Tai Fook Jewellery Group Ltd.	165,800	187,853
CITIC Ltd.	324,000	399,897
CITIC Securities Co. Ltd., Class A	52,915	192,905
CITIC Securities Co. Ltd., Class H	120,450	315,700
CMOC Group Ltd., Class A	169,700	178,605
CMOC Group Ltd., Class H	213,000	176,068
Contemporary Amperex Technology Co. Ltd., Class A	15,600	544,981
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	19,141
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	170,000	137,635
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	141,175
COSCO SHIPPING Holdings Co. Ltd., Class H(c)	179,350	282,983
CRRC Corp. Ltd., Class A	246,400	239,616
CRRC Corp. Ltd., Class H	309,000	192,782
CSC Financial Co. Ltd., Class A	17,500	58,201
CSPC Pharmaceutical Group Ltd.	664,400	422,262
Daqin Railway Co. Ltd., Class A	53,300	47,964
East Money Information Co. Ltd., Class A	86,250	268,455
Ecovacs Robotics Co. Ltd., Class A	1,800	15,256
ENN Energy Holdings Ltd.	65,300	539,722
Eoptolink Technology, Inc. Ltd., Class A	10,200	140,957
Eve Energy Co. Ltd., Class A	4,600	29,900
Everbright Securities Co. Ltd., Class A	28,900	67,898
Far East Horizon Ltd.	141,000	115,424
Flat Glass Group Co. Ltd., Class A	18,000	44,068
Focus Media Information Technology Co. Ltd., Class A	37,300	36,073
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	159,778
Fosun International Ltd.	131,500	70,526
Founder Securities Co. Ltd., Class A	33,200	35,692
Foxconn Industrial Internet Co. Ltd., Class A	53,400	148,837
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	104,721
Fuyao Glass Industry Group Co. Ltd., Class H(e)	38,800	277,581
Ganfeng Lithium Group Co. Ltd., Class A	10,780	50,313
GCL Technology Holdings Ltd.(d)	1,330,000	168,096
GD Power Development Co. Ltd., Class A	235,600	144,047
Geely Automobile Holdings Ltd.	403,000	865,083
Genscript Biotech Corp.(d)	68,000	108,060
GF Securities Co. Ltd., Class A	12,900	28,598
Giant Biogene Holding Co. Ltd.(e)	13,400	121,848

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
GigaDevice Semiconductor, Inc., Class A(d)	980	$ 15,833
GoerTek, Inc., Class A	17,700	63,876
Goldwind Science & Technology Co. Ltd., Class A	64,400	78,751
Gotion High-tech Co. Ltd., Class A	16,100	48,370
Great Wall Motor Co. Ltd., Class A	13,605	48,950
Great Wall Motor Co. Ltd., Class H	156,000	273,583
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	56,920
Guangdong Haid Group Co. Ltd., Class A	10,700	73,656
Guangdong Investment Ltd.	164,000	120,742
Guangzhou Automobile Group Co. Ltd., Class A	19,900	23,312
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	18,478
Guosen Securities Co. Ltd., Class A	25,900	36,610
Guotai Junan Securities Co. Ltd., Class A	83,444	197,621
Guotai Junan Securities Co. Ltd., Class H(e)	107,384	156,154
H World Group Ltd., ADR(c)	13,644	504,964
Haidilao International Holding Ltd.(e)	162,000	365,368
Haier Smart Home Co. Ltd., Class A	41,800	157,507
Haier Smart Home Co. Ltd., Class H	151,400	488,040
Haitian International Holdings Ltd.	51,000	135,465
Hangzhou First Applied Material Co. Ltd., Class A	30,458	59,030
Hangzhou Silan Microelectronics Co. Ltd., Class A(d)	15,700	52,399
Hansoh Pharmaceutical Group Co. Ltd.(e)	80,000	251,787
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	54,951
Hengan International Group Co. Ltd.	39,000	109,009
Hengli Petrochemical Co. Ltd., Class A	26,600	56,277
Hisense Home Appliances Group Co. Ltd., Class H	37,000	124,125
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	180,677
Hua Hong Semiconductor Ltd.(e)	32,000	129,084
Huadian Power International Corp. Ltd., Class A	158,200	125,157
Huadong Medicine Co. Ltd., Class A	2,500	12,617
Huaibei Mining Holdings Co. Ltd., Class A	1,400	2,516
Hualan Biological Engineering, Inc., Class A	10,800	23,092
Huaneng Power International, Inc., Class A	97,400	92,825
Huaneng Power International, Inc., Class H	86,000	49,889
Huatai Securities Co. Ltd., Class A	31,600	72,002
Huatai Securities Co. Ltd., Class H(e)	84,000	135,447
Huaxia Bank Co. Ltd., Class A	132,899	143,371
Huayu Automotive Systems Co. Ltd., Class A	8,300	20,705
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	109,197
Hunan Valin Steel Co. Ltd., Class A	25,800	17,670
Hygon Information Technology Co. Ltd., Class A	7,030	137,629
Iflytek Co. Ltd., Class A	8,600	56,565
Imeik Technology Development Co. Ltd., Class A	1,960	48,184
Industrial & Commercial Bank of China Ltd., Class A	376,600	357,335
Industrial & Commercial Bank of China Ltd., Class H	4,645,000	3,314,582
Industrial Bank Co. Ltd., Class A	73,700	219,517
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(d)	191,700	47,239
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	74,983
Inner Mongolia Yitai Coal Co. Ltd., Class B	111,194	242,304
Innovent Biologics, Inc.(d)(e)	95,500	574,610
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	121,347
JA Solar Technology Co. Ltd., Class A	18,424	29,255
JD Health International, Inc.(d)(e)	69,600	297,199
JD Logistics, Inc.(d)(e)	116,400	188,103
JD.com, Inc., Class A	172,496	3,548,508
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	49,639
Jiangsu Expressway Co. Ltd., Class H	158,000	187,615
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	72,555
Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	$ 262,978
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	54,586
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	90,364
Jiangxi Copper Co. Ltd., Class H	68,000	119,659
Jinko Solar Co. Ltd., Class A	92,005	82,177
Kanzhun Ltd., ADR(c)(d)	17,616	337,699
KE Holdings, Inc., ADR(c)	43,487	873,654
Kingdee International Software Group Co. Ltd.(d)	242,000	411,981
Kingsoft Corp. Ltd.	54,600	265,909
Kuaishou Technology(d)(e)	194,300	1,362,540
Kunlun Energy Co. Ltd.	268,000	261,881
Kunlun Tech Co. Ltd., Class A	21,600	102,494
Kweichow Moutai Co. Ltd., Class A	5,416	1,164,360
Lenovo Group Ltd.	570,000	774,608
Lens Technology Co. Ltd., Class A	12,300	43,038
Li Auto, Inc., Class A(d)	84,346	1,062,961
Li Ning Co. Ltd.	183,500	376,637
Lingyi iTech Guangdong Co., Class A	7,000	8,774
Longfor Group Holdings Ltd.(e)	91,500	115,773
LONGi Green Energy Technology Co. Ltd., Class A	27,216	59,410
Luxshare Precision Industry Co. Ltd., Class A	53,629	302,858
Luzhou Laojiao Co. Ltd., Class A	6,300	112,608
Mango Excellent Media Co. Ltd., Class A	11,800	44,947
Maxscend Microelectronics Co. Ltd., Class A	3,744	41,497
Meituan, Class B(d)(e)	344,030	6,922,732
Metallurgical Corp. of China Ltd., Class A	138,300	57,508
Midea Group Co. Ltd., Class A	24,300	262,658
Midea Group Co. Ltd., Class H(d)	19,000	192,627
MINISO Group Holding Ltd.	34,528	159,150
MMG Ltd.(d)	656,000	226,363
Montage Technology Co. Ltd., Class A	11,000	119,095
Muyuan Foods Co. Ltd., Class A	19,046	101,583
NARI Technology Co. Ltd., Class A	26,265	79,183
NAURA Technology Group Co. Ltd., Class A	1,400	80,544
NetEase, Inc.	134,225	2,757,332
New China Life Insurance Co. Ltd., Class A	7,700	54,647
New China Life Insurance Co. Ltd., Class H	66,500	254,257
New Hope Liuhe Co. Ltd., Class A(d)	12,700	16,195
New Oriental Education & Technology Group, Inc.	103,920	494,325
Ninestar Corp., Class A(d)	18,700	62,498
Ningbo Tuopu Group Co. Ltd., Class A	1,885	15,212
NIO, Inc., Class A(c)(d)	91,734	347,283
Nongfu Spring Co. Ltd., Class H(e)	150,600	653,315
Orient Securities Co. Ltd./China, Class A	34,368	44,719
PDD Holdings, Inc., ADR(c)(d)	48,353	5,722,578
People’s Insurance Co. Group of China Ltd., Class H	496,000	256,931
PetroChina Co. Ltd., Class H	1,462,000	1,185,328
PICC Property & Casualty Co. Ltd., Class H	520,298	963,441
Ping An Bank Co. Ltd., Class A	69,600	107,929
Ping An Insurance Group Co. of China Ltd., Class A	60,600	430,950
Ping An Insurance Group Co. of China Ltd., Class H	459,500	2,742,733
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	48,873
Pop Mart International Group Ltd.(e)	41,400	836,724
Postal Savings Bank of China Co. Ltd., Class A	132,700	95,208
Postal Savings Bank of China Co. Ltd., Class H(e)	471,000	291,450
Prosus NV	94,345	4,383,187
Qifu Technology, Inc., ADR(c)	10,415	467,738
Qinghai Salt Lake Industry Co. Ltd., Class A(d)	33,700	76,745
Range Intelligent Computing Technology Group Co. Ltd.	4,200	32,988
Rongsheng Petrochemical Co. Ltd., Class A	35,850	42,492
SAIC Motor Corp. Ltd., Class A	30,300	66,094
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sanan Optoelectronics Co. Ltd., Class A	74,900	$ 122,938
Sany Heavy Industry Co. Ltd., Class A	98,900	260,171
SDIC Power Holdings Co. Ltd., Class A	97,527	193,704
Seres Group Co. Ltd., Class A	5,600	97,510
SF Holding Co. Ltd., Class A	15,900	94,352
SG Micro Corp., Class A	4,875	58,817
Shaanxi Coal Industry Co. Ltd., Class A	35,600	97,143
Shandong Gold Mining Co. Ltd., Class A	29,204	108,655
Shandong Gold Mining Co. Ltd., Class H(e)	74,750	178,505
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	24,458
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	26,189
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	115,195
Shanghai Baosight Software Co. Ltd., Class A	32,095	135,305
Shanghai Baosight Software Co. Ltd., Class B	89,482	159,121
Shanghai Electric Group Co. Ltd., Class A(d)	162,100	171,425
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	36,094
Shanghai International Airport Co. Ltd., Class A	11,200	49,850
Shanghai M&G Stationery, Inc., Class A	3,500	14,723
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	89,239
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	136,298
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	34,458
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	153,244
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	65,740
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	165,199
Shengyi Technology Co. Ltd., Class A	17,700	66,859
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	86,884
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	91,536
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	138,511
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	77,341
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	110,118
Shenzhou International Group Holdings Ltd.	65,400	491,755
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	27,500	53,160
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	36,885
Silergy Corp.	25,000	290,394
Sinopharm Group Co. Ltd., Class H	79,600	184,720
Sinotruk Hong Kong Ltd.	65,500	177,906
SITC International Holdings Co. Ltd.	78,000	212,004
Smoore International Holdings Ltd.(e)	80,000	136,685
Sungrow Power Supply Co. Ltd., Class A	16,100	154,089
Sunny Optical Technology Group Co. Ltd.	47,800	441,263
Sunwoda Electronic Co. Ltd., Class A	15,800	48,233
Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	34,367
TAL Education Group, ADR(d)	23,064	304,675
TBEA Co. Ltd., Class A	47,450	78,525
TCL Technology Group Corp., Class A	86,020	52,682
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	27,728
Tencent Holdings Ltd.	452,200	28,893,727
Tencent Music Entertainment Group, ADR(c)	46,227	666,131
Tianqi Lithium Corp., Class A	5,600	23,369
Tingyi Cayman Islands Holding Corp.	124,000	208,179
Tongcheng Travel Holdings Ltd.	66,400	178,539
Security	Shares	Value
China (continued)
Tongwei Co. Ltd., Class A	28,200	$ 74,313
TravelSky Technology Ltd., Class H	59,000	87,607
Trina Solar Co. Ltd., Class A	13,277	30,816
Trip.com Group Ltd.	44,372	2,820,586
Tsingtao Brewery Co. Ltd., Class H	42,000	302,450
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	62,327
Unisplendour Corp. Ltd., Class A	20,160	76,542
Vipshop Holdings Ltd., ADR	23,920	375,066
Wanhua Chemical Group Co. Ltd., Class A	14,700	136,046
Want Want China Holdings Ltd.	320,000	201,524
Weichai Power Co. Ltd., Class A	33,300	75,418
Weichai Power Co. Ltd., Class H	115,800	243,892
Wens Foodstuffs Group Co. Ltd., Class A	20,160	46,272
Wharf Holdings Ltd.	73,000	173,366
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	101,877
Wilmar International Ltd.	143,800	356,573
Wingtech Technology Co. Ltd., Class A	4,238	19,075
Wuliangye Yibin Co. Ltd., Class A	20,800	376,326
WuXi AppTec Co. Ltd., Class A	22,936	213,322
WuXi AppTec Co. Ltd., Class H(e)	17,841	159,325
Wuxi Biologics Cayman, Inc.(d)(e)	262,000	916,329
Xiaomi Corp., Class B(d)(e)	1,158,800	7,332,574
Xinyi Solar Holdings Ltd.	430,000	166,158
XPeng, Inc., Class A(d)	82,034	847,765
Yadea Group Holdings Ltd.(e)	68,000	132,465
Yangzijiang Shipbuilding Holdings Ltd.	191,300	335,737
Yankuang Energy Group Co. Ltd., Class A	56,355	103,407
Yankuang Energy Group Co. Ltd., Class H	198,900	206,453
Yealink Network Technology Corp. Ltd., Class A	4,700	26,448
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	52,402
Yonyou Network Technology Co. Ltd., Class A(d)	7,800	16,313
Yum China Holdings, Inc.	27,082	1,409,889
Yunnan Baiyao Group Co. Ltd., Class A	12,460	97,339
Yunnan Energy New Material Co. Ltd., Class A	2,300	9,776
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	44,476
Zhaojin Mining Industry Co. Ltd., Class H	163,000	325,589
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	28,905
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	125,218
Zhejiang Expressway Co. Ltd., Class H	74,520	60,828
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	17,725
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	62,591
Zhejiang Leapmotor Technology Co. Ltd.(d)(e)	35,000	227,060
Zhejiang NHU Co. Ltd., Class A	11,060	34,083
Zhejiang Zheneng Electric Power Co. Ltd., Class A	238,200	187,012
Zheshang Securities Co. Ltd., Class A	44,700	70,108
Zhongji Innolight Co. Ltd., Class A	3,920	54,452
Zhongsheng Group Holdings Ltd.	101,500	178,752
Zhongtai Securities Co. Ltd., Class A	42,200	37,357
Zhuzhou CRRC Times Electric Co. Ltd., Class A	25,077	163,379
Zijin Mining Group Co. Ltd., Class A	87,700	220,127
Zijin Mining Group Co. Ltd., Class H	400,000	912,758
ZTE Corp., Class H(c)	14,400	44,431
ZTO Express Cayman, Inc.	25,882	511,700
		176,975,221
Colombia — 0.0%
Bancolombia SA	18,186	204,386
Interconexion Electrica SA ESP	24,518	111,978
		316,364

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic — 0.1%
CEZ A/S	10,279	$ 508,998
Komercni Banka A/S	5,387	261,162
Moneta Money Bank A/S(e)	25,594	162,330
		932,490
Denmark — 1.5%
AP Moller - Maersk A/S, Class A	65	111,346
AP Moller - Maersk A/S, Class B	482	838,887
Carlsberg A/S, Class B	7,148	904,777
Coloplast A/S, Class B	8,494	890,881
Danske Bank A/S	43,985	1,439,690
Demant A/S(d)	6,675	224,320
DSV A/S	14,053	2,717,584
Genmab A/S(d)	4,556	887,601
Novo Nordisk A/S, Class B	224,911	15,379,031
Novonesis (Novozymes) B, Class B	24,408	1,421,192
Orsted A/S(d)(e)	13,110	572,528
Pandora A/S	6,190	948,687
ROCKWOOL A/S, B Shares	769	318,757
Tryg A/S	27,399	651,780
Vestas Wind Systems A/S(d)	69,247	957,997
Zealand Pharma A/S(d)	4,183	314,120
		28,579,178
Egypt — 0.0%
Commercial International Bank - Egypt	161,693	263,626
Finland — 0.6%
Elisa OYJ	8,638	421,059
Fortum OYJ	28,402	465,097
Kesko OYJ, Class B	19,320	394,909
Kone OYJ, Class B	23,937	1,320,739
Metso OYJ	40,770	422,712
Neste OYJ	29,728	274,961
Nokia OYJ	375,535	1,977,864
Nordea Bank Abp	214,922	2,748,947
Orion OYJ, Class B	8,311	493,648
Sampo OYJ, A Shares	156,601	1,500,734
Stora Enso OYJ, Class R	45,310	429,370
UPM-Kymmene OYJ	37,730	1,012,231
Wartsila OYJ Abp	39,725	708,831
		12,171,102
France — 6.2%
Accor SA	12,383	564,730
Aeroports de Paris SA	1,891	192,510
Air Liquide SA	40,607	7,713,099
Airbus SE	41,625	7,329,563
Alstom SA(d)	23,982	531,217
Amundi SA(e)	4,353	341,037
Arkema SA	4,993	382,320
AXA SA	123,505	5,276,842
BioMerieux	3,810	470,947
BNP Paribas SA	72,754	6,080,730
Bollore SE	66,021	386,777
Bouygues SA	12,410	489,206
Bureau Veritas SA	22,002	667,542
Capgemini SE	10,381	1,559,829
Carrefour SA	37,606	537,837
Cie de Saint-Gobain SA	32,610	3,248,502
Cie Generale des Etablissements Michelin SCA	47,437	1,667,247
Covivio SA/France	5,788	323,993
Credit Agricole SA	75,961	1,383,025
Danone SA	45,655	3,491,932
Security	Shares	Value
France (continued)
Dassault Aviation SA	1,421	$ 468,540
Dassault Systemes SE	45,841	1,745,290
Edenred SE	17,755	576,975
Eiffage SA	4,993	581,329
Engie SA	125,245	2,440,501
EssilorLuxottica SA	20,558	5,924,167
Eurazeo SE	3,446	255,200
FDJ UNITED(e)	6,066	190,873
Gecina SA	2,570	241,152
Getlink SE	26,306	454,328
Hermes International SCA	2,188	5,756,886
Ipsen SA	2,349	270,559
Kering SA	4,946	1,028,967
Klepierre SA	18,303	612,633
Legrand SA	18,265	1,934,327
L’Oreal SA	16,686	6,202,064
LVMH Moet Hennessy Louis Vuitton SE	19,200	11,890,140
Orange SA	129,380	1,676,006
Pernod Ricard SA	13,602	1,343,777
Publicis Groupe SA	16,154	1,524,107
Renault SA	12,095	612,690
Rexel SA	18,153	489,240
Safran SA	25,386	6,683,710
Sartorius Stedim Biotech	2,055	407,130
Societe Generale SA	50,500	2,278,251
Sodexo SA	5,562	357,243
Teleperformance SE	4,270	429,353
Thales SA	6,534	1,736,877
TotalEnergies SE	149,577	9,637,684
Unibail-Rodamco-Westfield	8,442	711,748
Veolia Environnement SA	46,788	1,609,123
Vinci SA	34,803	4,387,270
		117,097,025
Germany — 6.1%
adidas AG	12,634	2,979,860
Allianz SE, Registered Shares	26,799	10,256,234
BASF SE	61,544	3,085,128
Bayer AG, Registered Shares	70,135	1,681,272
Bayerische Motoren Werke AG	18,894	1,523,561
Beiersdorf AG	7,169	926,119
Brenntag SE, Class N	7,619	493,845
Commerzbank AG	67,295	1,540,043
Continental AG	6,264	441,736
Covestro AG(d)	11,449	735,360
CTS Eventim AG & Co. KGaA	5,140	515,656
Daimler Truck Holding AG	32,822	1,329,605
Deutsche Bank AG, Class N, Registered Shares	130,683	3,115,109
Deutsche Boerse AG, Class N	13,167	3,885,050
Deutsche Lufthansa AG, Registered Shares	50,408	367,284
Deutsche Post AG, Class N, Registered Shares	67,260	2,887,691
Deutsche Telekom AG, Registered Shares	247,358	9,132,449
E.ON SE, Class N	153,954	2,323,894
Evonik Industries AG	19,556	423,954
Fresenius Medical Care AG	14,019	697,585
Fresenius SE & Co. KGaA(d)	27,614	1,178,942
GEA Group AG	10,333	628,132
Hannover Rueck SE, Class N	3,812	1,136,195
Heidelberg Materials AG	9,223	1,589,838
Henkel AG & Co. KGaA	6,859	494,162
Infineon Technologies AG, Class N	92,117	3,070,708
Knorr-Bremse AG	4,878	443,921
LEG Immobilien SE	4,896	346,077
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Mercedes-Benz Group AG, Class N	52,244	$ 3,086,140
Merck KGaA	8,922	1,227,755
MTU Aero Engines AG	3,908	1,357,922
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	9,371	5,919,854
Nemetschek SE	4,384	511,069
Puma SE	5,985	145,988
Rational AG	440	366,589
Rheinmetall AG	3,101	4,437,290
RWE AG	43,131	1,539,971
SAP SE	72,934	19,542,636
Scout24 SE(e)	4,929	516,177
Siemens AG, Class N, Registered Shares	53,113	12,266,246
Siemens Energy AG(d)	44,178	2,618,959
Siemens Healthineers AG(e)	17,242	930,212
Symrise AG	9,294	963,546
Talanx AG(d)	3,456	363,489
Vonovia SE	52,449	1,411,418
Zalando SE(d)(e)	13,259	459,892
		114,894,563
Greece — 0.2%
Alpha Services and Holdings SA, Class R	210,261	505,010
Eurobank Ergasias Services and Holdings SA	193,068	518,630
FF Group, Class R(d)(f)	205	—
Hellenic Telecommunications Organization SA	12,770	207,751
JUMBO SA	6,337	173,731
Metlen Energy & Metals SA	6,420	282,935
National Bank of Greece SA	57,398	589,935
OPAP SA	11,603	230,504
Piraeus Financial Holdings SA	75,432	414,479
Public Power Corp. SA, Class R	12,105	181,768
		3,104,743
Hong Kong — 1.2%
AIA Group Ltd.	753,800	5,706,166
China Common Rich Renewable Energy Investments Ltd.(d)(f)	11,997	—
CK Asset Holdings Ltd.	107,008	432,949
CK Infrastructure Holdings Ltd.	41,500	248,479
CLP Holdings Ltd.	114,500	932,119
Futu Holdings Ltd., ADR	3,838	392,819
Hang Seng Bank Ltd.	44,800	610,122
Henderson Land Development Co. Ltd.	97,800	281,301
HKT Trust & HKT Ltd., Class SS	222,900	297,777
Hong Kong & China Gas Co. Ltd.	693,176	596,530
Hong Kong Exchanges & Clearing Ltd.	81,194	3,611,851
Hongkong Land Holdings Ltd.	77,800	336,096
Jardine Matheson Holdings Ltd.	12,800	540,579
Link REIT	181,040	848,384
MTR Corp. Ltd.	92,500	303,045
Orient Overseas International Ltd.	10,000	148,027
Power Assets Holdings Ltd.	108,500	649,758
Prudential PLC	187,896	2,027,588
Sino Biopharmaceutical Ltd.	643,750	311,268
Sino Land Co. Ltd.	240,800	241,049
Sun Hung Kai Properties Ltd.	91,000	867,016
Swire Pacific Ltd., Class A	25,000	220,396
Techtronic Industries Co. Ltd.	96,000	1,150,490
WH Group Ltd.(e)	531,000	487,566
Wharf Real Estate Investment Co. Ltd.	142,000	344,794
		21,586,169
Security	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	$ 237,042
OTP Bank Nyrt	16,030	1,078,528
Richter Gedeon Nyrt	11,885	327,364
		1,642,934
India — 5.4%
ABB India Ltd.	3,740	241,375
Adani Enterprises Ltd.	11,316	305,173
Adani Ports & Special Economic Zone Ltd.	36,650	504,650
Adani Power Ltd.(d)	40,704	240,570
Alkem Laboratories Ltd.	3,614	205,862
Ambuja Cements Ltd.	50,659	317,457
APL Apollo Tubes Ltd.	11,490	204,701
Apollo Hospitals Enterprise Ltd.	6,681	515,998
Ashok Leyland Ltd.	97,951	232,202
Asian Paints Ltd.	27,524	752,010
Astral Ltd.	8,065	121,811
AU Small Finance Bank Ltd.(e)	16,688	103,866
Aurobindo Pharma Ltd.	26,805	362,624
Avenue Supermarts Ltd.(d)(e)	10,792	514,595
Axis Bank Ltd.	163,062	2,091,672
Bajaj Auto Ltd.	4,359	400,144
Bajaj Finance Ltd.	18,811	1,959,895
Bajaj Finserv Ltd.	33,083	773,656
Bajaj Holdings & Investment Ltd.	2,040	296,795
Balkrishna Industries Ltd.	5,542	165,138
Bank of Baroda	88,968	236,696
Bharat Electronics Ltd.	265,878	930,027
Bharat Forge Ltd.	17,188	233,806
Bharat Heavy Electricals Ltd.	31,840	79,963
Bharat Petroleum Corp. Ltd.	106,654	345,403
Bharti Airtel Ltd.	176,721	3,572,642
Bosch Ltd., Class A	545	180,379
Britannia Industries Ltd.	7,972	459,316
Canara Bank	134,087	138,740
CG Power & Industrial Solutions Ltd.	37,552	278,944
Cholamandalam Investment and Finance Co. Ltd.	26,140	462,840
Cipla Ltd./India	34,393	577,970
Coal India Ltd.	126,514	586,535
Colgate-Palmolive India Ltd.	10,402	290,403
Container Corp. of India Ltd.	13,131	105,839
Cummins India Ltd.	9,248	328,268
Dabur India Ltd.	37,975	224,566
Divi’s Laboratories Ltd.	7,317	493,047
Dixon Technologies India Ltd.	2,278	349,392
DLF Ltd.	56,980	450,396
Dr. Reddy’s Laboratories Ltd.	15,620	208,707
Dr. Reddy’s Laboratories Ltd., ADR	22,585	297,896
Eicher Motors Ltd.	11,160	696,201
GAIL India Ltd.	154,499	329,173
GMR Airports Ltd.(d)	180,419	158,744
Godrej Consumer Products Ltd.	26,503	358,420
Godrej Properties Ltd.(d)	12,480	308,437
Grasim Industries Ltd.	15,713	478,537
Havells India Ltd.	16,163	288,142
HCL Technologies Ltd.	64,987	1,203,905
HDFC Asset Management Co. Ltd.(e)	5,697	266,541
HDFC Bank Ltd.	398,302	8,490,287
HDFC Life Insurance Co. Ltd.(e)	77,857	622,233
Hero MotoCorp Ltd.	6,542	283,901
Hindalco Industries Ltd.	84,258	668,599
Hindustan Aeronautics Ltd.	13,870	673,946
Hindustan Petroleum Corp. Ltd.	68,706	287,596

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindustan Unilever Ltd.	55,234	$ 1,458,580
Hyundai Motor India Ltd.(d)	15,009	299,864
ICICI Bank Ltd.	312,698	4,914,992
ICICI Bank Ltd., ADR(c)	22,806	718,845
ICICI Lombard General Insurance Co. Ltd.(e)	21,715	454,567
ICICI Prudential Life Insurance Co. Ltd.(e)	21,486	141,431
IDFC First Bank Ltd.(d)	145,270	92,945
Indian Hotels Co. Ltd.	55,618	509,650
Indian Oil Corp. Ltd.	207,277	307,224
Indian Railway Catering & Tourism Corp. Ltd.	14,747	124,957
Indus Towers Ltd.(d)	67,779	263,561
IndusInd Bank Ltd.	46,456	351,528
Info Edge India Ltd.	4,063	339,227
Infosys Ltd.	118,745	2,175,830
Infosys Ltd., ADR(c)	97,713	1,783,262
InterGlobe Aviation Ltd.(d)(e)	15,045	896,671
ITC Ltd.	214,969	1,027,165
Jindal Stainless Ltd.	24,364	164,830
Jindal Steel & Power Ltd.	22,828	241,586
Jio Financial Services Ltd.(d)	204,674	542,031
JSW Energy Ltd.	31,033	194,519
JSW Steel Ltd.	51,484	634,979
Jubilant Foodworks Ltd.	20,145	155,954
Kalyan Jewellers India Ltd.	32,743	177,939
Kotak Mahindra Bank Ltd.	79,361	2,009,077
Larsen & Toubro Ltd.	29,141	1,185,056
Larsen & Toubro Ltd., GDR	18,237	733,127
LTIMindtree Ltd.(e)	5,587	291,867
Lupin Ltd.	21,646	512,535
Macrotech Developers Ltd.	16,648	232,273
Mahindra & Mahindra Ltd.	38,522	1,195,692
Mahindra & Mahindra Ltd., GDR	27,036	838,116
Mankind Pharma Ltd.(d)	10,660	301,139
Marico Ltd.	30,883	234,933
Maruti Suzuki India Ltd.	9,581	1,287,075
Max Healthcare Institute Ltd.	56,163	718,365
Mphasis Ltd.	4,649	135,405
MRF Ltd.	166	218,206
Muthoot Finance Ltd.	8,240	229,094
Nestle India Ltd.	26,000	683,179
NHPC Ltd.	250,552	239,168
NMDC Ltd.	219,678	175,632
NTPC Ltd.	296,236	1,231,614
Oberoi Realty Ltd.	10,832	206,294
Oil & Natural Gas Corp. Ltd.	214,153	615,439
Oil India Ltd.	34,239	154,470
Oracle Financial Services Software Ltd.	1,521	138,606
Page Industries Ltd.	367	182,905
PB Fintech Ltd.(d)	23,950	442,283
Persistent Systems Ltd.	6,906	443,196
Petronet LNG Ltd.	71,896	246,259
Phoenix Mills Ltd.	18,790	360,048
PI Industries Ltd.	5,213	208,453
Pidilite Industries Ltd.	9,792	325,852
Polycab India Ltd.	3,105	186,131
Power Finance Corp. Ltd.	104,437	502,507
Power Grid Corp. of India Ltd.	303,986	1,028,737
Prestige Estates Projects Ltd.	8,553	118,146
Punjab National Bank	158,066	176,724
Rail Vikas Nigam Ltd.	34,917	142,310
REC Ltd.	98,207	489,548
Reliance Industries Ltd.	431,830	6,420,154
Security	Shares	Value
India (continued)
Samvardhana Motherson International Ltd.	260,460	$ 395,483
SBI Cards & Payment Services Ltd.	14,099	144,926
SBI Life Insurance Co. Ltd.(e)	34,920	629,877
Shree Cement Ltd.	685	243,597
Shriram Finance Ltd.	100,810	769,869
Siemens Ltd.	6,352	389,805
Solar Industries India Ltd.	1,797	234,917
Sona Blw Precision Forgings Ltd.(e)	24,858	133,289
SRF Ltd.	6,719	230,422
State Bank of India	71,667	644,337
State Bank of India, GDR	5,712	507,226
Sun Pharmaceutical Industries Ltd.	70,980	1,438,391
Sundaram Finance Ltd.	6,290	335,730
Supreme Industries Ltd.	4,238	168,980
Suzlon Energy Ltd.(d)	797,476	524,509
Tata Communications Ltd.	7,962	146,329
Tata Consultancy Services Ltd.	63,155	2,656,713
Tata Consumer Products Ltd.	37,487	437,549
Tata Elxsi Ltd.	2,653	161,188
Tata Motors Ltd.	131,961	1,034,661
Tata Power Co. Ltd.	100,161	437,420
Tata Steel Ltd.	624,385	1,115,403
Tech Mahindra Ltd.	35,194	580,504
Thermax Ltd.	4,054	172,734
Titan Co. Ltd.	26,641	950,752
Torrent Pharmaceuticals Ltd.	5,320	200,240
Torrent Power Ltd.	14,244	246,126
Trent Ltd.	12,323	763,893
Tube Investments of India Ltd.	9,506	306,428
TVS Motor Co. Ltd.	13,796	388,908
UltraTech Cement Ltd.	7,918	1,062,050
Union Bank of India Ltd.	102,556	150,258
United Spirits Ltd.	18,510	302,860
UPL Ltd.	25,764	191,337
Varun Beverages Ltd.	133,538	840,268
Vedanta Ltd.	102,498	552,333
Vodafone Idea Ltd.(d)	854,538	67,597
Voltas Ltd.	18,037	306,859
Wipro Ltd.	200,958	612,930
Wipro Ltd., ADR(c)	26,368	80,686
Yes Bank Ltd.(d)	1,388,768	272,977
Zomato Ltd.(d)	547,814	1,286,864
Zydus Lifesciences Ltd.	12,948	133,926
		101,319,534
Indonesia — 0.4%
Alamtri Resources Indonesia Tbk. PT	1,157,300	128,566
Amman Mineral Internasional PT(d)	454,300	146,714
Astra International Tbk PT	1,374,600	406,812
Bank Central Asia Tbk PT	3,849,500	1,975,891
Bank Mandiri Persero Tbk PT	2,777,300	862,177
Bank Negara Indonesia Persero Tbk PT	1,309,600	332,160
Bank Rakyat Indonesia Persero Tbk PT	4,763,828	1,151,569
Barito Pacific Tbk PT	2,862,482	121,788
Chandra Asri Pacific Tbk PT	651,138	283,103
Charoen Pokphand Indonesia Tbk PT	775,200	205,014
GoTo Gojek Tokopedia Tbk PT(d)	62,688,200	311,758
Indofood CBP Sukses Makmur Tbk PT	165,500	101,689
Indofood Sukses Makmur Tbk PT	261,000	111,827
Kalbe Farma Tbk PT	972,700	66,667
Sumber Alfaria Trijaya Tbk PT	1,732,600	214,455
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Telkom Indonesia Persero Tbk PT	3,529,600	$ 512,603
United Tractors Tbk PT	81,100	114,967
		7,047,760
Ireland — 0.3%
AerCap Holdings NV	14,260	1,456,944
AIB Group PLC	124,356	803,242
Bank of Ireland Group PLC	65,800	777,447
Kerry Group PLC, Class A	11,253	1,178,355
Kingspan Group PLC	11,659	941,793
		5,157,781
Israel — 0.5%
Azrieli Group Ltd.	4,108	277,265
Bank Hapoalim BM	81,986	1,111,814
Bank Leumi Le-Israel BM	106,802	1,438,258
Check Point Software Technologies Ltd.(d)	6,326	1,441,822
Elbit Systems Ltd.	2,246	861,337
Global-e Online Ltd.(d)	6,028	214,898
ICL Group Ltd.	53,347	302,962
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	75,679	527,189
Mizrahi Tefahot Bank Ltd.	11,322	509,188
Nice Ltd.(d)	4,583	707,432
Nova Ltd.(d)	2,263	420,144
Teva Pharmaceutical Industries Ltd., ADR(d)	70,258	1,079,865
Wix.com Ltd.(d)	3,589	586,371
		9,478,547
Italy — 1.9%
Amplifon SpA	11,971	243,024
Banco BPM SpA	83,703	851,764
BPER Banca SpA	64,791	508,589
Coca-Cola HBC AG, Class DI	15,096	683,694
Davide Campari-Milano NV	43,169	253,744
DiaSorin SpA	2,093	207,859
Enel SpA	557,650	4,520,592
Eni SpA	139,905	2,163,843
Ferrari NV	8,898	3,799,982
FinecoBank Banca Fineco SpA	46,692	924,809
Generali	69,703	2,448,602
Infrastrutture Wireless Italiane SpA(e)	18,163	192,272
Intesa Sanpaolo SpA	1,032,807	5,322,741
Leonardo SpA	28,342	1,380,222
Mediobanca Banca di Credito Finanziario SpA	36,189	678,821
Moncler SpA	15,836	975,451
Nexi SpA(d)(e)	40,392	215,430
Poste Italiane SpA(e)	30,940	551,979
Prysmian SpA	20,381	1,121,913
Recordati Industria Chimica e Farmaceutica SpA	6,659	377,351
Snam SpA	149,522	775,246
Telecom Italia SpA/Milano(d)	791,287	267,296
Terna - Rete Elettrica Nazionale	104,961	948,561
UniCredit SpA	98,313	5,518,514
Unipol Assicurazioni SpA	24,759	396,340
		35,328,639
Japan — 13.7%
Advantest Corp.	54,400	2,424,959
Aeon Co. Ltd.(c)	47,800	1,198,820
AGC, Inc.	15,800	480,995
Aisin Corp.	43,200	471,869
Ajinomoto Co., Inc.	65,200	1,290,811
ANA Holdings, Inc.	9,800	180,896
Security	Shares	Value
Japan (continued)
Asahi Group Holdings Ltd.	102,200	$ 1,305,765
Asahi Kasei Corp.	98,300	689,147
Asics Corp.	49,600	1,051,895
Astellas Pharma, Inc.(c)	126,000	1,226,548
Bandai Namco Holdings, Inc.	39,900	1,338,543
Bridgestone Corp.	39,700	1,594,861
Canon, Inc.	66,000	2,058,088
Capcom Co. Ltd.	25,200	621,975
Central Japan Railway Co.	46,200	881,225
Chiba Bank Ltd.(c)	31,500	298,168
Chubu Electric Power Co., Inc.	32,400	351,288
Chugai Pharmaceutical Co. Ltd.	49,000	2,244,766
Concordia Financial Group Ltd.	83,800	556,350
Dai Nippon Printing Co. Ltd.	29,300	417,157
Daifuku Co. Ltd.	18,700	459,674
Dai-ichi Life Holdings, Inc.	264,000	2,015,778
Daiichi Sankyo Co. Ltd.	123,700	2,945,776
Daikin Industries Ltd.	18,100	1,964,187
Daito Trust Construction Co. Ltd.	3,400	347,902
Daiwa House Industry Co. Ltd.	32,900	1,088,152
Daiwa Securities Group, Inc.	96,500	649,758
Denso Corp.	125,800	1,560,747
Dentsu Group, Inc.	13,400	295,933
Disco Corp.(c)	6,600	1,347,862
East Japan Railway Co.	64,200	1,265,418
Eisai Co. Ltd.	17,800	495,503
ENEOS Holdings, Inc.(c)	183,800	969,363
FANUC Corp.	65,700	1,790,045
Fast Retailing Co. Ltd.	13,400	3,989,063
Fuji Electric Co. Ltd.	9,100	389,023
FUJIFILM Holdings Corp.	76,600	1,467,577
Fujikura Ltd.	18,200	674,035
Fujitsu Ltd.	118,000	2,348,304
Hankyu Hanshin Holdings, Inc.	16,100	433,207
Hikari Tsushin, Inc.	1,100	283,904
Hitachi Ltd.	323,000	7,583,847
Honda Motor Co. Ltd.	315,000	2,850,615
Hoshizaki Corp.	9,400	363,861
Hoya Corp.	24,600	2,776,316
Hulic Co. Ltd.	24,000	230,381
Idemitsu Kosan Co. Ltd.	55,445	392,179
Inpex Corp.	65,300	905,763
Isuzu Motors Ltd.(c)	35,400	481,355
ITOCHU Corp.	81,600	3,788,112
Japan Airlines Co. Ltd.	12,000	205,552
Japan Exchange Group, Inc.	62,000	638,037
Japan Post Bank Co. Ltd.	107,300	1,089,479
Japan Post Holdings Co. Ltd.	140,800	1,411,860
Japan Post Insurance Co. Ltd.	10,400	211,952
Japan Tobacco, Inc.	85,200	2,341,818
JFE Holdings, Inc.(c)	41,300	507,020
Kajima Corp.	24,500	501,158
Kansai Electric Power Co., Inc.	63,800	757,180
Kao Corp.	33,400	1,445,776
Kawasaki Kisen Kaisha Ltd.(c)	19,700	267,770
KDDI Corp.	222,600	3,516,113
Keyence Corp.	13,180	5,182,506
Kikkoman Corp.	43,000	414,807
Kirin Holdings Co. Ltd.	59,300	821,670
Kobe Bussan Co. Ltd.	9,400	218,855
Komatsu Ltd.	66,000	1,932,686
Konami Group Corp.	6,800	802,960

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kubota Corp.	55,400	$ 684,600
Kyocera Corp.	90,800	1,025,589
Kyowa Kirin Co. Ltd.	14,600	213,111
Lasertec Corp.	5,400	464,132
LY Corp.	189,200	640,661
M3, Inc.(c)(d)	31,500	359,838
Makita Corp.	16,600	550,016
Marubeni Corp.	97,900	1,570,492
MatsukiyoCocokara & Co.	21,000	328,524
MEIJI Holdings Co. Ltd.	18,000	390,026
MINEBEA MITSUMI, Inc.	30,500	445,803
Mitsubishi Chemical Group Corp.	104,100	514,408
Mitsubishi Corp.	236,600	4,177,116
Mitsubishi Electric Corp.	125,400	2,312,660
Mitsubishi Estate Co. Ltd.	66,900	1,093,543
Mitsubishi HC Capital, Inc.(c)	67,300	456,052
Mitsubishi Heavy Industries Ltd.	228,300	3,920,729
Mitsubishi UFJ Financial Group, Inc.	802,500	10,941,135
Mitsui & Co. Ltd.	172,000	3,242,754
Mitsui Fudosan Co. Ltd.	174,900	1,566,243
Mitsui OSK Lines Ltd.	25,900	901,765
Mizuho Financial Group, Inc.	168,140	4,614,385
MonotaRO Co. Ltd.	18,200	339,989
MS&AD Insurance Group Holdings, Inc.	90,900	1,976,879
Murata Manufacturing Co. Ltd.	118,900	1,834,026
NEC Corp.	92,000	1,959,666
Nexon Co. Ltd.	25,000	342,409
NIDEC Corp.	59,800	1,003,580
Nintendo Co. Ltd.	76,600	5,207,092
Nippon Building Fund, Inc.	525	445,930
Nippon Paint Holdings Co. Ltd.	63,100	473,853
Nippon Sanso Holdings Corp.	15,100	458,052
Nippon Steel Corp.	64,547	1,381,375
Nippon Telegraph & Telephone Corp.	2,079,500	2,009,777
Nippon Yusen KK	30,500	1,007,967
Nissan Motor Co. Ltd.	166,500	427,018
Nissin Foods Holdings Co. Ltd.(c)	16,200	330,648
Nitori Holdings Co. Ltd.	5,800	567,468
Nitto Denko Corp.	49,000	906,331
Nomura Holdings, Inc.	216,600	1,334,671
Nomura Research Institute Ltd.	25,543	831,485
NTT Data Group Corp.	45,700	827,858
Obayashi Corp.	40,600	541,618
Obic Co. Ltd.	19,400	559,360
Olympus Corp.	72,300	946,459
Omron Corp.	11,000	310,604
Ono Pharmaceutical Co. Ltd.(c)	27,900	300,166
Oracle Corp. Japan	2,000	210,466
Oriental Land Co. Ltd./Japan	69,600	1,372,562
ORIX Corp.	82,100	1,714,158
Osaka Gas Co. Ltd.	21,400	484,224
Otsuka Corp.	13,400	290,129
Otsuka Holdings Co. Ltd.	32,600	1,698,786
Pan Pacific International Holdings Corp.	24,600	675,721
Panasonic Holdings Corp.	157,200	1,875,317
Rakuten Group, Inc.(d)	87,000	499,116
Recruit Holdings Co. Ltd.	96,900	5,020,508
Renesas Electronics Corp.	113,800	1,526,360
Resona Holdings, Inc.	151,000	1,318,502
Ricoh Co. Ltd.	39,800	421,010
SBI Holdings, Inc.	17,450	471,201
Security	Shares	Value
Japan (continued)
SCREEN Holdings Co. Ltd.	6,000	$ 391,449
SCSK Corp.	12,100	299,205
Secom Co. Ltd.	30,800	1,049,020
Seiko Epson Corp.	22,000	352,452
Sekisui Chemical Co. Ltd.	27,100	462,213
Sekisui House Ltd.	43,200	966,908
Seven & i Holdings Co. Ltd.	147,700	2,138,828
SG Holdings Co. Ltd.	18,800	187,491
Shimadzu Corp.	15,000	374,680
Shimano, Inc.	5,200	730,148
Shin-Etsu Chemical Co. Ltd.	126,600	3,612,550
Shionogi & Co. Ltd.	57,600	869,455
Shiseido Co. Ltd.	27,900	529,121
SMC Corp.	3,700	1,324,022
SoftBank Corp.(c)	2,046,300	2,854,538
SoftBank Group Corp.	67,200	3,437,273
Sompo Holdings, Inc.	60,100	1,830,116
Sony Group Corp.	428,000	10,829,679
Subaru Corp.	44,400	795,166
Sumitomo Corp.	70,400	1,606,376
Sumitomo Electric Industries Ltd.	49,800	831,158
Sumitomo Metal Mining Co. Ltd.	15,500	338,812
Sumitomo Mitsui Financial Group, Inc.	264,900	6,811,800
Sumitomo Mitsui Trust Group, Inc.	49,400	1,243,461
Sumitomo Realty & Development Co. Ltd.	23,400	879,219
Suntory Beverage & Food Ltd.	9,900	326,618
Suzuki Motor Corp.	107,600	1,320,802
Sysmex Corp.	38,400	733,056
T&D Holdings, Inc.	34,100	729,843
Taisei Corp.	10,500	467,371
Takeda Pharmaceutical Co. Ltd.(c)	105,676	3,132,107
TDK Corp.	138,500	1,451,353
Terumo Corp.	93,000	1,749,890
TIS, Inc.	14,200	392,955
Toho Co. Ltd.	6,700	332,921
Tokio Marine Holdings, Inc.	124,100	4,827,838
Tokyo Electron Ltd.	31,000	4,251,108
Tokyo Gas Co. Ltd.	26,300	836,619
Tokyo Metro Co. Ltd.	21,000	255,194
Tokyu Corp.	38,700	435,686
TOPPAN Holdings, Inc.	19,500	533,077
Toray Industries, Inc.	111,800	764,032
Toyota Industries Corp.	10,200	872,378
Toyota Motor Corp.	658,330	11,637,496
Toyota Tsusho Corp.	43,800	737,936
Trend Micro, Inc./Japan	7,500	506,310
Unicharm Corp.	86,400	688,157
West Japan Railway Co.	34,200	667,155
Yakult Honsha Co. Ltd.(c)	15,600	296,844
Yamaha Motor Co. Ltd.	71,400	571,651
Yaskawa Electric Corp.	19,000	476,104
Yokogawa Electric Corp.	13,300	259,563
Zensho Holdings Co. Ltd.	6,200	334,331
ZOZO, Inc.	35,100	336,181
		258,090,604
Jordan — 0.0%
Hikma Pharmaceuticals PLC	9,731	245,825
Kuwait — 0.2%
Boubyan Bank KSCP	147,570	327,897
Gulf Bank KSCP	143,242	164,927
Kuwait Finance House KSCP	690,251	1,775,085
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait (continued)
Mabanee Co. KPSC	66,870	$ 178,855
Mobile Telecommunications Co. KSCP	139,288	216,645
National Bank of Kuwait SAKP	546,208	1,853,925
		4,517,334
Luxembourg — 0.1%
ArcelorMittal SA(d)	34,228	988,729
CVC Capital Partners PLC(d)(e)	11,365	225,462
Eurofins Scientific SE	10,393	554,391
Reinet Investments SCA	7,155	173,737
		1,942,319
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	629,186
Sands China Ltd.(d)	175,600	352,268
		981,454
Malaysia — 0.4%
AMMB Holdings Bhd(c)	157,700	199,341
Axiata Group Bhd	165,600	67,010
CELCOMDIGI Bhd.	305,900	240,245
CIMB Group Holdings Bhd	594,700	942,255
Gamuda Bhd	347,600	330,924
Hong Leong Bank Bhd	38,840	176,733
IHH Healthcare Bhd	133,900	208,809
IOI Corp. Bhd	306,000	251,906
Kuala Lumpur Kepong Bhd	46,100	215,047
Malayan Banking Bhd.	372,000	849,313
Maxis Bhd	144,000	110,227
MISC Bhd	83,600	135,243
MR DIY Group M Bhd(e)	93,800	29,902
Nestle Malaysia Bhd	3,500	58,693
Petronas Chemicals Group Bhd	199,900	163,734
Petronas Dagangan Bhd	45,500	187,673
Petronas Gas Bhd	77,800	295,947
PPB Group Bhd	38,320	99,456
Press Metal Aluminium Holdings Bhd	283,300	322,737
Public Bank Bhd	1,009,700	1,007,773
QL Resources Bhd	120,600	127,160
RHB Bank Bhd	82,424	127,049
SD Guthrie Bhd.	124,000	137,319
Sime Darby Bhd	159,000	79,419
Sunway Bhd	187,300	192,107
Telekom Malaysia Bhd	55,900	82,682
Tenaga Nasional Bhd	215,100	649,733
YTL Corp. Bhd.	238,400	108,046
YTL Power International Bhd(c)	204,700	154,536
		7,551,019
Mexico — 0.6%
Alfa SAB de CV, Class A	207,613	162,016
America Movil SAB de C.V., Series B	1,208,399	860,928
Arca Continental SAB de C.V.	33,779	353,198
Cemex SAB de CV	1,127,457	636,328
Coca-Cola Femsa SAB de C.V.	33,012	301,753
Fibra Uno Administracion SA de CV	272,247	318,084
Fomento Economico Mexicano SAB de CV	124,960	1,220,199
Gruma SAB de CV, Class B	10,875	196,366
Grupo Aeroportuario del Centro Norte SAB de CV	19,745	194,068
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	564,535
Grupo Aeroportuario del Sureste SAB de C.V., Class B	12,080	330,698
Grupo Bimbo SAB de CV, Series A	90,621	246,385
Grupo Carso SAB de CV, Series A1	45,509	267,457
Grupo Comercial Chedraui SA de CV	37,065	209,156
Security	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de C.V., Class O	186,177	$ 1,291,217
Grupo Financiero Inbursa SAB de CV, Series O(d)	123,656	277,893
Grupo Mexico SAB de CV, Series B	226,079	1,130,367
Industrias Penoles SAB de CV(d)	18,447	342,267
Kimberly-Clark de Mexico SAB de CV, Class A	39,344	64,502
Promotora y Operadora de Infraestructura SAB de CV	14,276	144,194
Southern Copper Corp.(c)	7,644	714,408
Wal-Mart de Mexico SAB de CV	359,212	989,283
		10,815,302
Netherlands — 2.5%
ABN AMRO Bank NV(e)	24,481	515,848
Adyen NV(d)(e)	1,542	2,363,570
Aegon Ltd.	76,374	501,611
Akzo Nobel NV	12,358	761,076
Argenx SE(d)	4,183	2,468,370
ASM International NV	3,275	1,492,395
ASML Holding NV	27,547	18,229,864
ASR Nederland NV	10,665	613,105
BE Semiconductor Industries NV	5,334	557,437
Euronext NV(e)	5,123	743,511
EXOR NV	5,335	484,488
Heineken Holding NV	9,881	715,124
Heineken NV	20,388	1,662,444
IMCD NV	4,175	555,615
ING Groep NV	219,550	4,301,269
JDE Peet’s NV	9,702	212,120
Koninklijke Ahold Delhaize NV	65,171	2,434,465
Koninklijke KPN NV	277,031	1,173,408
Koninklijke Philips NV(d)	57,387	1,460,964
NN Group NV	19,168	1,066,617
Randstad NV(c)	9,010	374,512
Universal Music Group NV	59,185	1,634,275
Wolters Kluwer NV	16,642	2,591,096
		46,913,184
New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	475,110
Contact Energy Ltd.	56,179	292,521
Fisher & Paykel Healthcare Corp. Ltd.	47,104	898,951
Infratil Ltd.	64,602	380,715
Meridian Energy Ltd.	71,629	227,737
Xero Ltd.(d)	10,597	1,035,788
		3,310,822
Norway — 0.4%
Aker BP ASA	17,479	414,411
DNB Bank ASA	64,992	1,710,113
Equinor ASA	60,205	1,589,937
Gjensidige Forsikring ASA	19,855	456,333
Kongsberg Gruppen ASA	6,071	890,100
Mowi ASA	26,602	493,131
Norsk Hydro ASA	89,824	519,272
Orkla ASA	49,277	540,395
Salmar ASA	5,768	277,306
Telenor ASA	41,835	597,779
		7,488,777
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	13,118	205,034
Credicorp Ltd.	4,318	803,839
		1,008,873
Philippines — 0.2%
Ayala Corp.	13,480	139,533

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Ayala Land, Inc.	546,400	$ 220,246
Bank of the Philippine Islands	110,452	254,789
BDO Unibank, Inc.	214,488	574,592
International Container Terminal Services, Inc.	71,720	444,921
Jollibee Foods Corp.	45,180	189,483
Manila Electric Co.	11,960	114,950
Metropolitan Bank & Trust Co.	96,987	123,925
PLDT, Inc.	6,295	139,700
SM Investments Corp.	20,672	285,158
SM Prime Holdings, Inc.	780,850	328,136
		2,815,433
Poland — 0.3%
Allegro.eu SA(d)(e)	41,050	333,010
Bank Polska Kasa Opieki SA	16,186	739,953
CD Projekt SA	3,685	202,503
Dino Polska SA(d)(e)	3,219	375,726
InPost SA(d)	14,665	215,227
KGHM Polska Miedz SA	13,171	430,549
LPP SA	72	328,531
mBank SA(c)(d)	1,117	234,763
ORLEN SA	43,030	757,916
PGE Polska Grupa Energetyczna SA(d)	80,253	165,144
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	1,088,097
Powszechny Zaklad Ubezpieczen SA	35,339	513,433
Santander Bank Polska SA	2,017	290,440
		5,675,292
Portugal — 0.1%
EDP SA	210,913	709,723
Galp Energia SGPS SA	30,760	538,915
Jeronimo Martins SGPS SA	24,305	515,108
		1,763,746
Qatar — 0.2%
Al Rayan Bank	600,483	370,646
Barwa Real Estate Co.	109,970	79,644
Commercial Bank PSQC	197,122	225,651
Dukhan Bank	164,731	159,613
Industries Qatar QSC	97,136	343,484
Mesaieed Petrochemical Holding Co.	245,102	96,556
Ooredoo QPSC	63,062	204,137
Qatar Electricity & Water Co. QSC	34,989	142,826
Qatar Fuel QSC	23,217	94,581
Qatar Gas Transport Co. Ltd.	301,965	386,439
Qatar International Islamic Bank QSC	102,600	287,091
Qatar Islamic Bank QPSC	117,313	660,993
Qatar National Bank QPSC	281,484	1,239,163
		4,290,824
Romania — 0.0%
NEPI Rockcastle NV	38,237	276,366
Russia(d)(f) — 0.0%
Alrosa PJSC	189,683	22
Mobile TeleSystems PJSC	50,446	6
Moscow Exchange MICEX-RTS PJSC	63,850	8
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC, GDR	50	1
Polyus PJSC	23,820	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC	588,148	69
Severstal PAO	10,830	1
TCS Group Holding PLC, GDR	6,905	1
United Co. RUSAL International PJSC	172,792	20
Security	Shares	Value
Russia (continued)
VK Co. Ltd., GDR	5,177	$ 1
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR	9,876	1
		139
Saudi Arabia — 1.2%
ACWA Power Co.	11,062	1,005,703
Ades Holding Co.	331	1,435
Al Rajhi Bank	136,256	3,698,707
Al Rajhi Co. for Co-operative Insurance(d)	2,966	111,232
Alinma Bank	80,858	660,049
Almarai Co. JSC	29,308	432,953
Arab National Bank	81,450	499,892
Arabian Internet & Communications Services Co.	2,351	189,379
Bank AlBilad	33,973	334,446
Bank Al-Jazira(d)	31,361	145,759
Banque Saudi Fransi	80,191	396,249
Bupa Arabia for Cooperative Insurance Co.	6,760	318,258
Co. for Cooperative Insurance	4,904	186,654
Dallah Healthcare Co.	3,678	124,133
Dar Al Arkan Real Estate Development Co.(d)	26,789	152,492
Dr. Sulaiman Al Habib Medical Services Group Co.	6,963	517,153
Elm Co.	1,367	353,494
Etihad Etisalat Co.	28,661	466,082
Jarir Marketing Co.	44,780	154,667
Mouwasat Medical Services Co.	5,276	105,536
Nahdi Medical Co.	3,386	103,835
Riyad Bank	85,791	752,288
SABIC Agri-Nutrients Co.	17,654	498,272
Sahara International Petrochemical Co.	27,239	150,863
SAL Saudi Logistics Services	1,775	93,091
Saudi Arabian Mining Co.(d)	92,138	1,130,648
Saudi Arabian Oil Co.(e)	416,411	2,966,415
Saudi Aramco Base Oil Co.	1,818	50,853
Saudi Awwal Bank	73,131	730,522
Saudi Basic Industries Corp.	56,428	958,243
Saudi Electricity Co.	60,072	255,065
Saudi Industrial Investment Group	31,619	130,830
Saudi Investment Bank	52,885	205,900
Saudi Kayan Petrochemical Co.(d)	43,107	70,176
Saudi National Bank	197,901	1,885,867
Saudi Research & Media Group(d)	2,197	100,954
Saudi Tadawul Group Holding Co.	3,018	164,045
Saudi Telecom Co.	140,245	1,695,532
Yanbu National Petrochemical Co.	28,244	260,395
		22,058,067
Singapore — 1.1%
CapitaLand Ascendas REIT	261,551	516,784
CapitaLand Integrated Commercial Trust	382,085	593,741
CapitaLand Investment Ltd./Singapore	169,500	342,814
DBS Group Holdings Ltd.	136,552	4,689,375
Genting Singapore Ltd.	370,000	205,310
Grab Holdings Ltd., Class A(c)(d)	148,651	673,389
Keppel Ltd.	119,100	607,520
Oversea-Chinese Banking Corp. Ltd.	221,849	2,843,221
Sea Ltd., ADR(d)	25,634	3,344,981
Sembcorp Industries Ltd.	59,600	278,923
Singapore Airlines Ltd.(c)	118,599	597,440
Singapore Exchange Ltd.	60,800	601,922
Singapore Technologies Engineering Ltd.	107,500	539,881
Singapore Telecommunications Ltd.	566,200	1,436,082
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
STMicroelectronics NV	43,833	$ 961,149
United Overseas Bank Ltd.	89,700	2,531,021
		20,763,553
South Africa — 1.0%
Absa Group Ltd.	64,880	626,295
Anglo American Platinum Ltd.	6,058	243,643
Anglo American PLC	91,487	2,564,230
Aspen Pharmacare Holdings Ltd.	36,651	327,290
Bid Corp. Ltd.(c)	22,557	540,642
Bidvest Group Ltd.(c)	26,537	340,849
Capitec Bank Holdings Ltd.	6,152	1,046,336
Clicks Group Ltd.	17,239	318,482
Discovery Ltd.	46,452	505,436
FirstRand Ltd.	357,357	1,404,348
Gold Fields Ltd.	62,168	1,373,521
Harmony Gold Mining Co. Ltd.	46,248	677,288
Impala Platinum Holdings Ltd.(d)	62,435	429,825
Kumba Iron Ore Ltd.	2,943	50,088
MTN Group Ltd.	107,631	723,391
Naspers Ltd., Class N	11,519	2,856,603
Nedbank Group Ltd.	35,865	503,205
Old Mutual Ltd.	264,621	171,747
OUTsurance Group Ltd.	85,253	324,087
Pepkor Holdings Ltd.(e)	229,695	319,832
Remgro Ltd.	36,445	315,365
Sanlam Ltd.	95,544	431,212
Sasol Ltd.(d)	45,386	190,170
Shoprite Holdings Ltd.	33,813	504,273
Standard Bank Group Ltd.	81,685	1,067,323
Vodacom Group Ltd.	34,946	240,060
Woolworths Holdings Ltd./South Africa(c)	55,517	154,424
		18,249,965
South Korea — 2.5%
Alteogen, Inc.(d)	2,403	587,395
Amorepacific Corp.	2,029	140,566
Celltrion, Inc.	11,261	1,300,819
CJ CheilJedang Corp.	487	81,821
Coway Co. Ltd.	4,594	253,076
DB Insurance Co. Ltd.	2,516	151,986
Delivery Hero SE(d)(e)	9,264	222,129
Doosan Bobcat, Inc.	6,063	207,032
Doosan Enerbility Co. Ltd.(d)	30,236	485,471
Ecopro BM Co. Ltd.(d)	3,210	211,874
Ecopro Co. Ltd.	6,793	231,030
Hana Financial Group, Inc.	21,339	871,279
Hanjin Kal Corp.	1,833	101,477
Hankook Tire & Technology Co. Ltd.	4,552	122,564
Hanmi Pharm Co. Ltd.	—	—
Hanmi Semiconductor Co. Ltd.	1,843	88,118
Hanwha Aerospace Co. Ltd.	2,027	870,970
Hanwha Ocean Co. Ltd.(d)	5,286	243,252
HD Hyundai Co. Ltd.	2,110	104,338
HD Hyundai Electric Co. Ltd.	1,732	353,465
HLB, Inc.(d)	8,095	304,305
HMM Co. Ltd.	17,458	233,128
HYBE Co. Ltd.	1,792	287,934
Hyundai Glovis Co. Ltd.	2,008	154,384
Hyundai Heavy Industries Co. Ltd.	1,158	221,456
Hyundai Mobis Co. Ltd.	4,678	832,471
Hyundai Motor Co.	9,428	1,273,439
Hyundai Rotem Co. Ltd.	5,401	388,436
Security	Shares	Value
South Korea (continued)
Industrial Bank of Korea	31,533	$ 305,974
Kakao Corp.	23,603	629,220
KakaoBank Corp.	13,451	203,130
KB Financial Group, Inc.	24,292	1,316,717
Kia Corp.	16,356	1,034,495
Korea Aerospace Industries Ltd.	4,371	224,519
Korea Electric Power Corp.	17,450	257,529
Korea Investment Holdings Co. Ltd.	1,996	99,811
Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,676	506,200
Korea Zinc Co. Ltd.	401	212,341
Korean Air Lines Co. Ltd.	18,478	269,001
Krafton, Inc.(d)	1,856	424,448
KT&G Corp.	7,510	516,551
LG Chem Ltd.	3,388	569,741
LG Corp.	8,175	360,555
LG Display Co. Ltd.(d)	30,368	183,009
LG Electronics, Inc.	8,015	422,776
LG Energy Solution Ltd.(d)	3,209	735,028
LG H&H Co. Ltd.	839	178,736
LG Innotek Co. Ltd.	809	88,907
LG Uplus Corp.	19,172	134,173
LS Electric Co. Ltd.	1,350	165,270
Meritz Financial Group, Inc.	6,585	550,491
Mirae Asset Securities Co. Ltd.	22,749	142,675
NAVER Corp.	9,116	1,191,313
NCSoft Corp.	1,351	137,597
NH Investment & Securities Co. Ltd.	5,312	50,964
Orion Corp./Republic of Korea	2,631	211,291
POSCO Future M Co. Ltd.(d)	1,777	146,780
POSCO Holdings, Inc.	4,908	935,997
Posco International Corp.	3,269	110,214
Samsung Biologics Co. Ltd.(d)(e)	1,133	786,314
Samsung C&T Corp.	5,289	422,462
Samsung Electro-Mechanics Co. Ltd.	4,542	402,303
Samsung Electronics Co. Ltd.	323,465	12,823,919
Samsung Fire & Marine Insurance Co. Ltd.	1,953	476,628
Samsung Heavy Industries Co. Ltd.(d)	40,579	374,316
Samsung Life Insurance Co. Ltd.	5,945	336,072
Samsung SDI Co. Ltd.	3,812	492,636
Samsung SDS Co. Ltd.	2,432	192,586
Shinhan Financial Group Co. Ltd.	29,169	933,491
SK Biopharmaceuticals Co. Ltd.(d)	2,743	187,092
SK Hynix, Inc.	37,901	5,052,430
SK Innovation Co. Ltd.(d)	4,534	348,829
SK Square Co. Ltd.(d)	5,744	367,944
SK Telecom Co. Ltd.	3,814	143,664
SK, Inc.	2,218	196,330
SKC Co. Ltd.(d)	1,153	81,825
S-Oil Corp.	2,657	101,454
Woori Financial Group, Inc.	41,683	470,713
Yuhan Corp.	3,378	252,749
		47,083,425
Spain — 1.9%
Acciona SA	1,476	193,183
ACS Actividades de Construccion y Servicios SA	12,810	733,158
Aena SME SA(e)	4,988	1,170,204
Amadeus IT Group SA	30,938	2,369,324
Banco Bilbao Vizcaya Argentaria SA	409,128	5,583,602
Banco de Sabadell SA	401,465	1,127,175
Banco Santander SA	1,073,917	7,234,881
CaixaBank SA	285,160	2,221,320
Cellnex Telecom SA(e)	36,101	1,283,345

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
EDP Renovaveis SA	21,791	$ 181,552
Endesa SA	25,932	686,986
Grifols SA , Class A(d)	24,792	220,722
Iberdrola SA	407,914	6,587,026
Industria de Diseno Textil SA	75,803	3,774,373
Redeia Corp. SA	20,753	416,539
Repsol SA	73,276	972,924
Telefonica SA	291,956	1,376,099
		36,132,413
Sweden — 2.0%
AddTech AB, B Shares	15,930	466,551
Alfa Laval AB	17,824	764,206
Assa Abloy AB, Class B	71,021	2,132,138
Atlas Copco AB, Class A	188,732	3,014,697
Atlas Copco AB, Class B	109,682	1,542,361
Beijer Ref AB, Class B	29,241	411,343
Boliden AB	22,578	740,844
Epiroc AB, Class A	49,937	1,005,448
Epiroc AB, Class B	22,861	402,657
EQT AB	25,218	768,973
Essity AB, Class B	44,890	1,275,379
Evolution AB(e)	10,271	765,284
Fastighets AB Balder, Class B(d)	48,678	304,607
H&M Hennes & Mauritz AB, B Shares	32,400	427,358
Hexagon AB, Class B	141,461	1,512,185
Holmen AB, Class B	1,365	54,055
Industrivarden AB, C Shares	8,323	305,763
Industrivarden AB, Class A	11,567	424,994
Indutrade AB	17,623	488,366
Investment AB Latour, Class B	13,900	378,357
Investor AB, Class B	122,844	3,663,709
L E Lundbergforetagen AB, Class B	6,442	322,791
Lifco AB, Class B	16,700	592,412
Nibe Industrier AB, Class B	106,085	403,495
Saab AB, Class B	18,976	746,125
Sagax AB, Class B	11,719	245,876
Sandvik AB	75,323	1,584,154
Securitas AB, Class B	38,270	541,558
Skandinaviska Enskilda Banken AB, Class A	112,859	1,856,673
Skanska AB, B Shares	21,743	479,890
SKF AB, B Shares	28,327	573,864
Svenska Cellulosa AB SCA, Class B	36,503	481,627
Svenska Handelsbanken AB, Class A, A Shares	103,415	1,168,746
Swedbank AB, A Shares	54,158	1,233,420
Swedish Orphan Biovitrum AB(d)	16,257	465,864
Tele2 AB, B Shares	38,108	513,892
Telefonaktiebolaget LM Ericsson, B Shares	183,386	1,426,881
Telia Co. AB	158,189	571,110
Trelleborg AB, Class B	15,629	581,268
Volvo AB, Class B	111,778	3,279,382
		37,918,303
Switzerland — 4.1%
ABB Ltd., Registered Shares	110,207	5,686,453
Alcon AG	35,137	3,333,974
Avolta AG, Class N, Registered Shares	6,282	275,180
Baloise Holding AG, Class N, Registered Shares	2,721	571,070
Banque Cantonale Vaudoise, Registered Shares	2,388	260,943
Barry Callebaut AG, Class N, Registered Shares(c)	187	247,665
BKW AG	1,298	227,025
Chocoladefabriken Lindt & Spruengli AG	69	932,841
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	$ 918,581
Cie Financiere Richemont SA, Class A, Registered Shares	37,140	6,483,374
DSM-Firmenich AG	12,488	1,236,288
EMS-Chemie Holding AG, Registered Shares	523	356,334
Galderma Group AG(d)	5,832	616,820
Geberit AG, Registered Shares	2,341	1,466,605
Givaudan SA, Class N, Registered Shares	645	2,768,973
Helvetia Holding AG, Registered Shares	2,687	557,316
Julius Baer Group Ltd., Class N	13,632	944,916
Kuehne and Nagel International AG, Registered Shares	3,317	765,997
Logitech International SA, Registered Shares	10,643	901,837
Lonza Group AG, Registered Shares	4,970	3,070,315
Novartis AG, Registered Shares	136,765	15,190,461
Partners Group Holding AG	1,585	2,255,775
Sandoz Group AG	28,847	1,209,671
Schindler Holding AG	2,235	700,475
Schindler Holding AG, Class N, Registered Shares	2,124	643,683
SGS SA, Registered Shares	10,715	1,067,629
SIG Group AG	20,650	381,805
Sika AG, Registered Shares	10,710	2,608,787
Sonova Holding AG, Registered Shares	3,539	1,033,318
Straumann Holding AG, Registered Shares	8,012	969,964
Swatch Group AG(c)	1,960	337,995
Swiss Life Holding AG, Class N, Registered Shares	2,025	1,847,427
Swiss Prime Site AG, Registered Shares	6,269	769,320
Swisscom AG, Class N, Registered Shares	1,564	901,257
Temenos AG, Class N, Registered Shares	4,681	363,443
UBS Group AG, Registered Shares	234,142	7,191,576
VAT Group AG(e)	2,018	727,412
Zurich Insurance Group AG	10,136	7,075,009
		76,897,514
Taiwan — 5.0%
Accton Technology Corp.	36,000	637,812
Acer, Inc.	179,504	193,724
Advantech Co. Ltd.	28,769	328,722
Alchip Technologies Ltd.	5,000	421,487
ASE Technology Holding Co. Ltd.	230,343	1,012,293
Asia Cement Corp.	138,233	195,351
Asia Vital Components Co. Ltd.	25,000	353,999
Asustek Computer, Inc.	45,220	841,370
AUO Corp.	391,200	160,167
Catcher Technology Co. Ltd.	45,000	286,733
Cathay Financial Holding Co. Ltd.	701,622	1,309,252
Chailease Holding Co. Ltd.	117,724	416,312
Chang Hwa Commercial Bank Ltd.	303,966	163,463
Cheng Shin Rubber Industry Co. Ltd.	97,436	148,101
China Airlines Ltd.	228,000	155,844
China Steel Corp.	818,638	554,947
Chunghwa Telecom Co. Ltd.	262,000	1,017,839
Compal Electronics, Inc.	273,000	265,365
CTBC Financial Holding Co. Ltd.	1,211,601	1,456,744
Delta Electronics, Inc.	140,000	1,548,436
E Ink Holdings, Inc.	58,000	472,166
E.Sun Financial Holding Co. Ltd.	868,480	759,214
Eclat Textile Co. Ltd.	12,303	165,371
Elite Material Co. Ltd.	22,000	368,484
eMemory Technology, Inc.	5,000	351,538
Eva Airways Corp.	170,000	209,170
Evergreen Marine Corp. Taiwan Ltd.	74,055	496,511
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	207,607	$ 207,312
Far EasTone Telecommunications Co. Ltd.	144,000	401,159
Feng TAY Enterprise Co. Ltd.	54,996	199,606
First Financial Holding Co. Ltd.	796,053	653,182
Formosa Chemicals & Fibre Corp.	218,360	172,987
Formosa Plastics Corp.	244,040	271,167
Fortune Electric Co. Ltd.	11,000	151,642
Fubon Financial Holding Co. Ltd.	582,285	1,514,101
Gigabyte Technology Co. Ltd.	34,000	252,889
Global Unichip Corp.	8,000	259,992
Globalwafers Co. Ltd.	17,000	165,102
Hon Hai Precision Industry Co. Ltd.	859,800	3,878,375
Hotai Motor Co. Ltd.	18,360	336,350
Hua Nan Financial Holdings Co. Ltd.	600,542	507,806
Innolux Corp.	472,479	217,336
International Games System Co. Ltd.	19,000	447,338
Inventec Corp.	168,470	218,205
Jentech Precision Industrial Co. Ltd.	6,000	180,702
KGI Financial Holding Co. Ltd.	1,094,191	571,414
Largan Precision Co. Ltd.	7,000	504,169
Lite-On Technology Corp.	149,816	416,082
Lotes Co. Ltd.	7,000	296,181
MediaTek, Inc.	109,255	4,708,939
Mega Financial Holding Co. Ltd.	875,470	1,061,180
Micro-Star International Co. Ltd.	67,000	330,841
Nan Ya Plastics Corp.	364,790	332,355
Nien Made Enterprise Co. Ltd.	9,000	108,041
Novatek Microelectronics Corp.	42,000	698,214
Pegatron Corp.	116,000	296,465
PharmaEssentia Corp.(d)	13,000	205,023
Pou Chen Corp.	125,000	134,035
President Chain Store Corp.	40,000	302,991
Quanta Computer, Inc.	185,000	1,287,164
Realtek Semiconductor Corp.	39,240	625,584
Ruentex Development Co. Ltd.	97,478	104,036
Shanghai Commercial & Savings Bank Ltd.	309,075	422,712
Shin Kong Financial Holding Co. Ltd.(d)	851,748	314,357
SinoPac Financial Holdings Co. Ltd.	653,535	443,327
Synnex Technology International Corp.	72,500	157,012
Taishin Financial Holding Co. Ltd.	826,826	431,163
Taiwan Business Bank	460,129	203,860
Taiwan Cooperative Financial Holding Co. Ltd.	847,213	618,038
Taiwan High Speed Rail Corp.	140,000	112,996
Taiwan Mobile Co. Ltd.	156,800	551,772
Taiwan Semiconductor Manufacturing Co. Ltd.	1,708,000	48,102,374
TCC Group Holdings Co. Ltd.	314,240	304,921
Unimicron Technology Corp.	102,000	290,564
Uni-President Enterprises Corp.	357,950	872,893
United Microelectronics Corp.	664,000	928,419
Vanguard International Semiconductor Corp.	68,765	195,764
Voltronic Power Technology Corp.	4,000	187,049
Wan Hai Lines Ltd.	75,215	179,239
Wistron Corp.	194,000	568,724
Wiwynn Corp.	9,000	455,756
WPG Holdings Ltd.	102,448	193,490
Yageo Corp.	27,372	403,149
Yang Ming Marine Transport Corp.	104,000	235,270
Yuanta Financial Holding Co. Ltd.	832,915	853,663
Zhen Ding Technology Holding Ltd.	37,710	119,610
		93,454,502
Security	Shares	Value
Thailand — 0.3%
Advanced Info Service PCL, NVDR	93,200	$ 757,886
Airports of Thailand PCL, NVDR	298,400	333,461
Bangkok Dusit Medical Services PCL, NVDR	850,600	547,029
Bangkok Expressway & Metro PCL, NVDR(c)	553,100	88,365
Bumrungrad Hospital PCL, NVDR	51,000	247,870
Central Pattana PCL, NVDR	105,500	146,831
Central Retail Corp. PCL, NVDR	103,400	76,503
Charoen Pokphand Foods PCL, NVDR	204,000	143,534
CP ALL PCL, NVDR	384,600	562,615
CP AXTRA PCL	163,309	125,942
Delta Electronics Thailand PCL, NVDR	220,000	433,335
Gulf Energy Development PCL, NVDR	253,100	372,971
Home Product Center PCL, NVDR	339,932	86,392
Intouch Holdings PCL, NVDR	41,000	98,775
Kasikornbank PCL, NVDR	71,500	341,623
Krung Thai Bank PCL, NVDR	285,275	203,425
Minor International PCL, NVDR	147,580	115,085
PTT Exploration & Production PCL, NVDR	109,022	375,523
PTT Oil & Retail Business PCL, NVDR	346,800	121,168
PTT PCL, NVDR	574,500	542,574
SCB X PCL, NVDR	41,800	151,916
Siam Cement PCL, NVDR	54,100	249,602
TMBThanachart Bank PCL, NVDR	340,300	19,718
True Corp. PCL, NVDR(d)	653,725	226,391
		6,368,534
Turkey — 0.2%
Akbank TAS, Class A	213,323	293,725
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	295,533
BIM Birlesik Magazalar A/S, Class A	24,603	297,103
Coca-Cola Icecek A/S, Class A	59,356	83,625
Eregli Demir ve Celik Fabrikalari TAS, Class A, Registered Shares(c)	191,444	113,603
Ford Otomotiv Sanayi A/S, Class A	4,907	136,939
Haci Omer Sabanci Holding A/S, Class A	71,332	157,864
KOC Holding A/S, Class A(c)	53,193	229,543
Sasa Polyester Sanayi AS(c)(d)	736,328	72,532
Turk Hava Yollari AO, Class A(d)	33,173	271,687
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	213,511
Turkiye Is Bankasi A/S, Class C	570,904	184,411
Turkiye Petrol Rafinerileri A/S, Class A(c)	67,360	244,962
Turkiye Sise ve Cam Fabrikalari A/S, Class A(c)	96,380	97,898
Yapi ve Kredi Bankasi A/S	231,458	146,688
		2,839,624
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	619,163
Abu Dhabi Islamic Bank PJSC	109,255	477,117
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	205,099
ADNOC Drilling Co. PJSC	149,615	209,371
Aldar Properties PJSC	267,840	611,658
Americana Restaurants International PLC - Foreign Co.	167,650	97,221
Dubai Islamic Bank PJSC	287,594	559,784
Emaar Development PJSC	83,510	277,247
Emaar Properties PJSC	440,123	1,593,918
Emirates NBD Bank PJSC	142,759	785,116
Emirates Telecommunications Group Co. PJSC	240,707	1,107,527
First Abu Dhabi Bank PJSC	318,686	1,199,085
Multiply Group PJSC(d)	233,097	105,131
		7,847,437
United Kingdom — 7.3%
3i Group PLC	68,213	3,207,416

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Admiral Group PLC	17,979	$ 663,786
Anglogold Ashanti PLC	36,765	1,380,034
Ashtead Group PLC	31,058	1,679,205
Associated British Foods PLC	23,283	577,217
AstraZeneca PLC	108,298	15,902,982
Auto Trader Group PLC(e)	60,587	585,853
Aviva PLC	179,715	1,295,222
BAE Systems PLC	210,219	4,244,842
Barclays PLC	1,000,902	3,763,423
Barratt Redrow PLC	101,182	556,586
British American Tobacco PLC	142,439	5,843,466
BT Group PLC(c)	468,054	1,003,956
Bunzl PLC	24,465	941,080
Centrica PLC	426,543	825,894
CK Hutchison Holdings Ltd.	160,508	904,773
Coca-Cola Europacific Partners PLC(c)	14,736	1,282,474
Compass Group PLC	116,625	3,857,520
Croda International PLC	8,990	341,545
DCC PLC	7,352	491,348
Diageo PLC	154,359	4,033,806
Entain PLC	44,257	334,380
Halma PLC	28,893	969,405
HSBC Holdings PLC	1,249,367	14,163,414
Imperial Brands PLC	55,364	2,048,570
Informa PLC	95,973	962,311
InterContinental Hotels Group PLC	11,772	1,267,493
Intertek Group PLC	11,608	754,802
J Sainsbury PLC	105,979	323,032
JD Sports Fashion PLC	233,768	206,706
Kingfisher PLC(c)	116,835	384,855
Land Securities Group PLC	44,431	316,679
Legal & General Group PLC	409,914	1,292,719
Lloyds Banking Group PLC	4,237,567	3,974,482
London Stock Exchange Group PLC	33,949	5,042,348
M&G PLC	147,658	380,359
Marks & Spencer Group PLC	144,081	665,200
Melrose Industries PLC	90,172	556,615
National Grid PLC	344,215	4,490,014
NatWest Group PLC	518,920	3,063,902
Next PLC	8,066	1,162,110
Pearson PLC	44,562	704,946
Phoenix Group Holdings PLC	43,508	322,971
Reckitt Benckiser Group PLC	47,771	3,230,296
RELX PLC	129,275	6,493,563
Rentokil Initial PLC	183,389	832,245
Rolls-Royce Holdings PLC(d)	598,925	5,821,168
Sage Group PLC	75,057	1,178,419
Schroders PLC	76,220	345,084
Segro PLC	100,523	899,061
Severn Trent PLC	16,765	548,849
Smith & Nephew PLC	60,589	852,035
Smiths Group PLC	22,773	571,442
Spirax Group PLC	5,069	408,631
SSE PLC	74,189	1,528,171
Standard Chartered PLC	147,992	2,196,106
Tesco PLC	459,071	1,975,053
Unilever PLC	172,274	10,279,076
United Utilities Group PLC	45,859	598,366
Vodafone Group PLC	1,300,743	1,222,204
Whitbread PLC	12,320	392,466
Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(d)	43,815	$ 537,824
WPP PLC	76,285	579,691
		137,259,491
United States — 6.0%
BP PLC	1,144,203	6,420,637
CSL Ltd.	32,062	5,046,214
CyberArk Software Ltd.(d)	3,224	1,089,712
Experian PLC	64,821	3,003,499
Ferrovial SE	32,514	1,454,277
GFL Environmental, Inc.	15,379	742,847
GSK PLC	285,785	5,461,405
Haleon PLC	613,623	3,098,920
Holcim AG	37,166	3,999,550
James Hardie Industries PLC(d)	26,737	638,060
JBS S/A	44,372	319,662
Legend Biotech Corp., ADR(d)	5,488	186,208
Monday.com Ltd.(d)	2,841	690,817
Nestle SA, Registered Shares	182,553	18,448,185
QIAGEN NV	16,378	650,658
Roche Holding AG	51,218	16,892,432
Sanofi SA	79,140	8,762,525
Schneider Electric SE	38,362	8,855,686
Shell PLC	421,132	15,329,326
Spotify Technology SA(d)	10,801	5,940,874
Stellantis NV	145,101	1,627,463
Swiss Re AG	21,495	3,657,995
Tenaris SA	28,480	557,317
		112,874,269
Zambia — 0.0%
First Quantum Minerals Ltd.(d)	54,049	726,763
Total Common Stocks — 99.7% (Cost: $1,248,269,311)		1,872,114,984
Preferred Securities
Preferred Stocks — 0.7%
Brazil — 0.4%
Banco Bradesco SA	374,647	831,827
Centrais Eletricas Brasileiras SA	8,083	62,920
Cia Energetica de Minas Gerais	170,558	306,657
Cia Paranaense de Energia - Copel	84,716	154,543
Gerdau SA	93,741	265,792
Itau Unibanco Holding SA	374,480	2,061,247
Itausa SA	356,507	590,383
Petroleo Brasileiro SA	335,642	2,185,677
		6,459,046
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B	11,320	450,803
Colombia — 0.0%
Bancolombia SA	28,795	290,153
Germany — 0.2%
Bayerische Motoren Werke AG	5,159	389,186
Dr. Ing hc F Porsche AG(e)	8,133	407,323
Henkel AG & Co. KGaA	12,567	999,920
Porsche Automobil Holding SE	11,861	446,668
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Sartorius AG	1,834	$ 427,542
Volkswagen AG	14,850	1,515,267
		4,185,906
South Korea — 0.1%
Hyundai Motor Co., Preference Shares,	5,225	528,312
Samsung Electronics Co. Ltd.	63,464	2,054,163
		2,582,475
Total Preferred Securities — 0.7% (Cost: $13,673,019)		13,968,383
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(d)	4,907	2,571
Total Rights — 0.0% (Cost: $ — )		2,571
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)(f)	1,354	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 100.4% (Cost: $1,261,942,330)		1,886,085,938
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(g)(h)(i)	47,456,844	$ 47,480,573
Total Short-Term Securities — 2.5% (Cost: $47,481,708)		47,480,573
Total Investments — 102.9% (Cost: $1,309,424,038)		1,933,566,511
Liabilities in Excess of Other Assets — (2.9)%		(54,813,202)
Net Assets — 100.0%		$ 1,878,753,309

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,822,986	$ 6,657,005 (a)	$ —	$ 4,583	$ (4,001)	$ 47,480,573	47,456,844	$ 38,948 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,381,596	—	(6,381,596)(a)	—	—	—	—	108,462	—
				$ 4,583	$ (4,001)	$ 47,480,573		$ 147,410	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	18	06/19/25	$ 937	$ 1,994

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
MSCI EAFE Index	66	06/20/25	$ 7,974	$ (228,794)
MSCI Emerging Markets Index	73	06/20/25	4,054	(104,457)
				$ (331,257)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 79,735,779	$ —	$ 79,735,779
Austria	294,549	2,488,639	—	2,783,188
Belgium	—	9,026,393	—	9,026,393
Brazil	20,009,139	335,893	—	20,345,032
Canada	142,826,219	—	—	142,826,219
Chile	1,535,667	1,805,857	—	3,341,524
China	11,979,402	164,995,819	—	176,975,221
Colombia	316,364	—	—	316,364
Czech Republic	671,328	261,162	—	932,490
Denmark	—	28,579,178	—	28,579,178
Egypt	263,626	—	—	263,626
Finland	421,059	11,750,043	—	12,171,102
France	357,243	116,739,782	—	117,097,025
Germany	2,275,331	112,619,232	—	114,894,563
Greece	—	3,104,743	—	3,104,743
Hong Kong	949,311	20,636,858	—	21,586,169
Hungary	327,364	1,315,570	—	1,642,934
India	5,259,022	96,060,512	—	101,319,534
Indonesia	2,427,350	4,620,410	—	7,047,760
Ireland	1,456,944	3,700,837	—	5,157,781
Israel	3,322,958	6,155,589	—	9,478,547
Italy	5,488,110	29,840,529	—	35,328,639
Japan	835,956	257,254,648	—	258,090,604
Jordan	—	245,825	—	245,825
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Kuwait	$ 178,855	$ 4,338,479	$ —	$ 4,517,334
Luxembourg	173,737	1,768,582	—	1,942,319
Macau	—	981,454	—	981,454
Malaysia	846,852	6,704,167	—	7,551,019
Mexico	10,815,302	—	—	10,815,302
Netherlands	—	46,913,184	—	46,913,184
New Zealand	1,083,562	2,227,260	—	3,310,822
Norway	456,333	7,032,444	—	7,488,777
Peru	1,008,873	—	—	1,008,873
Philippines	1,323,946	1,491,487	—	2,815,433
Poland	—	5,675,292	—	5,675,292
Portugal	1,224,831	538,915	—	1,763,746
Qatar	1,697,815	2,593,009	—	4,290,824
Romania	276,366	—	—	276,366
Russia	—	—	139	139
Saudi Arabia	4,432,895	17,625,172	—	22,058,067
Singapore	4,018,370	16,745,183	—	20,763,553
South Africa	5,336,980	12,912,985	—	18,249,965
South Korea	—	47,083,425	—	47,083,425
Spain	686,986	35,445,427	—	36,132,413
Sweden	1,389,609	36,528,694	—	37,918,303
Switzerland	3,385,793	73,511,721	—	76,897,514
Taiwan	—	93,454,502	—	93,454,502
Thailand	—	6,368,534	—	6,368,534
Turkey	1,268,262	1,571,362	—	2,839,624
United Arab Emirates	3,875,437	3,972,000	—	7,847,437
United Kingdom	1,282,474	135,977,017	—	137,259,491
United States	8,970,120	103,904,149	—	112,874,269
Zambia	726,763	—	—	726,763
Preferred Securities
Preferred Stocks
South Korea	—	2,582,475	—	2,582,475
Brazil	6,459,046	—	—	6,459,046
Chile	—	450,803	—	450,803
Colombia	290,153	—	—	290,153
Germany	—	4,185,906	—	4,185,906
Rights	2,571	—	—	2,571
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	47,480,573	—	—	47,480,573
	$ 309,709,446	$ 1,623,856,926	$ 139	$ 1,933,566,511
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,994	$ —	$ —	$ 1,994
Liabilities
Equity Contracts	(333,251)	—	—	(333,251)
	$ (331,257)	$ —	$ —	$ (331,257)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
Portfolio Abbreviation (continued)
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)(continued)
March 31, 2025
Total International ex U.S. Index Master Portfolio

Portfolio Abbreviation (continued)
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
Master Portfolio Schedule of Investments